                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

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       ANNUAL REPORT
       USAA HIGH-YIELD OPPORTUNITIES FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JULY 31, 2010

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

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FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND
SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks. The fund may also invest in dollar-denominated foreign securities and, to a limited extent, in non-dollar-denominated foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             16

    Report of Independent Registered
       Public Accounting Firm                                                 17

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         42

    Financial Statements                                                      46

    Notes to Financial Statements                                             49

EXPENSE EXAMPLE                                                               66

ADVISORY AGREEMENT                                                            68

TRUSTEES' AND OFFICERS' INFORMATION                                           73

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"OVER TIME, I BELIEVE HIGH-QUALITY STOCKS
WILL PERFORM WELL, BUT I THINK THEY WILL BE        [PHOTO OF DANIEL S. McNAMARA]
IN A LOW-GROWTH PERIOD OVER THE SHORT TERM."

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AUGUST 2010

The fiscal year was marked both by strong performance and significant volatility.

When the 12-month period began, the financial markets were in the middle of a powerful rally. Investors were optimistic about the outlook for the U.S.
economy, which grew in the third quarter of 2009 -- the first time in more than a year. The U.S. gross domestic product posted solid gains during the fourth quarter, leading many observers to believe that the worst of the recession was over.

But in early 2010, concerns over the recovery's sustainability began to surface.
As economic activity softened, it grew increasingly likely that the previous strength had been the result of U.S. government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

Then the European debt crisis and its potential impact on European banks further undermined investor confidence and triggered a broad flight to safety. Sentiment was also eroded by a host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the unexplained May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. As a result, stocks gave up a portion of their earlier gains while bond prices rose and yields declined (as bond prices rise, yields fall).

By July, some of this uncertainty had been resolved. Stress tests conducted on
European banks suggested they were in better shape than many had feared.
Congress passed financial regulatory legislation,

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2  | USAA HIGH-YIELD OPPORTUNITIES FUND

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and BP made progress in capping its Gulf oil well. Corporate earnings, driven by surprisingly strong revenue growth, continued to be better than expected.
Perhaps as a result, the fiscal year ended with the markets once again in rally mode.

While bonds provided positive results during the period, yields are now close to their post World War II lows. I expect them to remain at low levels for some time. Meanwhile, stocks were relatively cheap in my opinion compared to bonds.
Corporate America has done what it said it would -- it is repairing or has already repaired its balance sheets. Over time, I believe high-quality stocks will perform well but I think they will be in a low growth period over the short term.

Accordingly, investors should be mindful of their time horizon. For those with five years or more to invest, stocks look attractive as long as you can accept the ups and downs which typically occur. A short- or intermediate-term bond fund may make the most sense if you need your money sooner or are unwilling to accept the volatility that comes with stocks. However, this is based upon what is most suitable for your needs. Whatever you choose to do, I advise you to make decisions within the context of your investment plan. For help refining your strategy, please give one of our USAA service representatives a call. They stand ready to assist you free of charge.

From all of us at USAA Investment Management Company, thank you for the opportunity to help you with your investment needs. We believe that we have some of the industry's top investment talent managing your assets. Rest assured that these experienced professionals will continue working hard on your behalf. Thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND
INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS
INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]

MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
USAA Investment                                         USAA Investment
Management Company                                      Management Company

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o  HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND (THE FUND SHARES) PERFORM?

   The Fund Shares returned 26.15% for the year ended July 31, 2010. This compares to returns of 21.72% for the Lipper High Current Yield Bond Funds
   Index and 23.35% for the Credit Suisse High Yield Index. Over the same period, the Fund outperformed the S&P 500 Index, which returned 13.84%, and the Citigroup 10-year U.S. Treasury Index, which returned 8.36%.

   Since its August 2, 1999, inception, your Fund Shares have had an average annual total return of 6.89%, compared to a 5.07%* average annual return for the Lipper High Current Yield Bond Funds Index.

   *Index performance data is from July 31, 1999, while the Fund Shares'
   inception date is August 2, 1999. There might be a slight variation in the performance numbers because of this difference.

   The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the
   Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it
   measures the performance of the most recently auctioned Treasury issues with
   10 years to maturity. The USBIG is an unmanaged, market-capitalization-
   weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

   Refer to page 11 for definitions of the Lipper High Current Yield Bond Funds
   Index and the Credit Suisse High Yield Index.

   Past performance is no guarantee of future results.

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4 | USAA HIGH-YIELD OPPORTUNITIES FUND

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   High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, long-term total returns generally should fall between these two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage. Uncharacteristically, high yield securities significantly outperformed both stocks and 10-year Treasuries during the reporting period.

                             o COMPARATIVE RETURNS o

                         [CHART OF COMPARATIVE RETURNS ]

                       USAA HIGH-YIELD
                        OPPORTUNITIES                          CITIGROUP 10-YEAR
                         FUND SHARES      S&P 500 INDEX       U.S. TREASURY INDEX

 7/31/2009                   0.00%             0.00%                  0.00%
  8/3/2009                   0.43              1.53                  -1.14
  8/4/2009                   0.72              1.84                  -1.45
  8/5/2009                   1.15              1.58                  -2.12
  8/6/2009                   1.29              1.02                  -1.97
  8/7/2009                   1.58              2.38                  -2.82

 8/10/2009                   1.87              2.04                  -2.15
 8/11/2009                   2.01              0.78                  -1.50
 8/12/2009                   2.01              1.98                  -1.61
 8/13/2009                   1.87              2.69                  -0.66
 8/14/2009                   2.01              1.81                  -0.39

 8/17/2009                   1.44             -0.64                   0.20
 8/18/2009                   1.44              0.39                  -0.11
 8/19/2009                   1.44              1.09                   0.39
 8/20/2009                   1.44              2.20                   0.59
 8/21/2009                   1.72              4.13                  -0.42

 8/24/2009                   1.87              4.07                   0.11
 8/25/2009                   2.01              4.32                   0.48
 8/26/2009                   2.44              4.34                   0.59
 8/27/2009                   2.61              4.64                   0.40
 8/28/2009                   2.76              4.45                   0.50

 8/31/2009                   2.76              3.61                   1.03
  9/1/2009                   2.76              1.32                   1.24
  9/2/2009                   2.76              1.01                   1.90
  9/3/2009                   2.90              1.88                   1.64
  9/4/2009                   3.04              3.23                   0.68

  9/7/2009                   3.33              4.16                   0.71
  9/8/2009                   3.33              4.16                   0.52
  9/9/2009                   3.62              4.97                   0.40
 9/10/2009                   4.06              6.07                   1.57
 9/11/2009                   4.64              5.95                   1.55

 9/14/2009                   5.22              6.62                   1.09
 9/15/2009                   6.08              6.95                   0.72
 9/16/2009                   6.95              8.60                   0.55
 9/17/2009                   7.10              8.28                   l.16
 9/18/2009                   7.39              8.57                   0.55

 9/21/2009                   7.53              8.20                   0.47
 9/22/2009                   7.82              8.91                   0.71
 9/23/2009                   8.25              7.82                   1.05
 9/24/2009                   8.54              6.80                   1.37
 9/25/2009                   8.69              6.15                   1.81

 9/28/2009                   8.91              8.06                   2.10
 9/29/2009                   8.91              7.82                   2.16
 9/30/2009                   8.91              7.48                   2.09
 10/1/2009                   8.47              4.71                   3.01
 10/2/2009                   8.33              4.24                   2.79

 10/5/2009                   8.62              5.79                   2.79
 10/6/2009                   8.76              7.25                   2.63
 10/7/2009                   9.05              7.59                   3.23
 10/8/2009                   9.20              8.40                   2.57
 10/9/2009                   9.35              9.01                   1.51

10/12/2009                   9.35              9.49                   1.54
10/13/2009                   9.64              9.19                   2.11
10/14/2009                   9.93             11.11                   1.21
10/15/2009                  10.08             11.57                   0.82
10/16/2009                  10.37             10.67                   1.27

10/19/2009                  10.51             11.71                   1.50
10/20/2009                  10.95             11.02                   1.98
10/21/2009                  11.10             10.05                   1.38
10/22/2009                  11.24             11.23                   1.29
10/23/2009                  11.39              9.87                   0.88

10/26/2009                  11.53              8.59                   0.24
10/27/2009                  11.53              8.23                   1.04
10/28/2009                  11.28              6.13                   1.42
10/29/2009                  11.42              8.52                   0.72
10/30/2009                  11.42              5.48                   1.65

 11/2/2009                  11.42              6.16                   1.39
 11/3/2009                  11.42              6.42                   1.00
 11/4/2009                  11.57              6.57                   0.42
 11/5/2009                  11.72              8.63                   0.51
 11/6/2009                  11.86              8.92                   0.75

 11/9/2009                  12.01             11.36                   0.90
11/10/2009                  12.16             11.39                   0.99
11/11/2009                  12.30             11.95                   1.00
11/12/2009                  12.45             10.81                   1.29
11/13/2009                  12.60             11.45                   1.42

11/16/2009                  12.74             13.09                   2.22
11/17/2009                  12.74             13.20                   2.31
11/18/2009                  12.89             13.17                   1.90
11/19/2009                  12.89             11.65                   2.11
11/20/2009                  12.89             11.31                   1.99

11/23/2009                  12.89             12.83                   2.01
11/24/2009                  13.04             12.78                   2.38
11/25/2009                  13.02             13.30                   2.75
11/26/2009                  13.02             11.37                   2.75
11/27/2009                  13.02             11.37                   3.36

11/30/2009                  12.88             11.81                   3.46
 12/1/2009                  13.02             13.16                   2.85
 12/2/2009                  13.17             13.22                   2.41
 12/3/2009                  13.32             12.27                   1.93
 12/4/2009                  13.47             12.89                   1.08

 12/7/2009                  13.76             12.61                   1.41
 12/8/2009                  13.91             11.47                   1.88
 12/9/2009                  14.06             11.89                   1.62
12/10/2009                  14.06             12.56                   1.14
12/11/2009                  14.35             12.99                   0.67

12/14/2009                  14.50             13.78                   0.60
12/15/2009                  14.65             13.15                   0.17
12/16/2009                  14.94             13.28                   0.26
12/17/2009                  15.09             11.95                   1.14
12/18/2009                  15.24             12.60                   0.67

12/21/2009                  15.22             13.79                  -0.41
12/22/2009                  15.37             14.19                  -0.91
12/23/2009                  15.37             14.48                  -0.98
12/24/2009                  15.52             15.08                  -1.34
12/28/2009                  15.37             15.23                  -1.67

12/29/2009                  15.67             15.09                  -1.37
12/30/2009                  15.82             15.12                  -1.15
12/31/2009                  15.82             13.97                  -1.61
01/04/2010                  16.26             15.80                  -1.58
  1/5/2010                  16.71             16.16                  -0.87

  1/6/2010                  17.16             16.28                  -1.29
  1/7/2010                  17.61             16.75                  -1.38
  1/8/2010                  18.20             17.08                  -1.26
 1/11/2010                  18.50             17.29                  -1.33
 1/12/2010                  18.50             16.19                  -0.49

 1/13/2010                  18.65             17.17                  -1.01
 1/14/2010                  18.65             17.45                  -0.61
 1/15/2010                  18.80             16.19                  -0.13
 1/18/2010                  18.80             17.64                  -0.10
 1/19/2010                  18.80             17.64                  -0.33

 1/20/2010                  18.80             16.41                   0.09
 1/21/2010                  18.50             14.21                   0.50
 1/22/2010                  18.35             11.68                   0.57
 1/25/2010                  18.20             12.19                   0.33
 1/26/2010                  18.20             11.72                   0.37

 1/27/2010                  18.31             12.27                   0.26
 1/28/2010                  18.31             10.96                   0.17
 1/29/2010                  18.46              9.87                   0.61
 2/01/2010                  18.46             11.43                   0.22
 1/02/2010                  18.76             12.88                   0.38

   2/3/2010                 18.91              12.3                  -0.14
   2/4/2010                 18.76              8.81                   0.64
   2/5/2010                 18.31              9.12                   1.15
   2/8/2010                 18.01              8.19                   0.82
   2/9/2010                 17.71              9.60                   0.46

  2/10/2010                 17.26              9.39                   0.01
  2/11/2010                 17.11             10.46                  -0.22
  2/12/2010                 17.11             10.18                   0.08
  2/15/2010                 17.26             12.18                   0.11
  2/16/2010                 17.26             12.18                   0.34

  2/17/2010                 17.56             12.68                  -0.28
  2/18/2010                 18.01             13.43                  -0.75
  2/19/2010                 13.46             13.69                  -0.59
  2/22/2010                 18.61             13.58                  -0.70
  2/23/2010                 18.61             12.20                   0.18

  2/24/2010                 18.67             13.31                   0.16
  2/25/2010                 18.67             13.11                   0.61
  2/26/2010                 18.97             13.27                   1.07
  3/01/2010                 19.27             14.42                   0.95
  3/02/2010                 19.42             14.69                   0.90

   3/3/2010                 19.73             14.76                   0.85
   3/4/2010                 19.88             15.19                   0.98
   3/5/2010                 20.18             16.81                   0.35
   3/8/2010                 20.48             16.81                   0.19
   3/9/2010                 20.93             17.01                   0.23

  3/10/2010                 21.08             17.56                   0.10
  3/11/2010                 21.24             18.07                   0.11
  3/12/2010                 21.54             18.05                   0.22
  3/15/2010                 21.54             18.10                   0.28
  3/16/2010                 21.54             19.02                   0.71

  3/17/2010                 21.69             19.72                   0.81
  3/18/2010                 21.99             19.68                   0.57
  3/19/2010                 21.99             19.07                   0.44
  3/22/2010                 22.14             19.68                   0.69
  3/23/2010                 22.14             20.55                   0.56

  3/24/2010                 22.14             19.89                  -0.66
  3/25/2010                 22.29             19.69                  -1.23
  3/26/2010                 22.74             19.78                  -0.82
  3/29/2010                 22.85             20.48                  -0.89
  3/30/2010                 23.00             20.50                  -0.91

  3/31/2010                 23.15             20.11                  -0.57
  4/01/2010                 23.30             21.00                  -0.81
  4/02/2010                 23.15             21.96                  -1.51
   4/5/2010                 23.15             21.96                  -1.86
   4/6/2010                 23.61             22.17                  -1.67

   4/7/2010                 23.76             21.50                  -0.78
   4/8/2010                 23.91             21.92                  -1.08
   4/9/2010                 24.06             22.73                  -0.97
  4/12/2010                 24.37             22.95                  -0.60
  4/13/2010                 24.67             23.05                  -0.27

  4/14/2010                 24.82             24.42                  -0.65
  4/15/2010                 25.13             24.53                  -0.58
  4/16/2010                 25.28             22.52                   0.08
  4/19/2010                 25.28             23.07                  -0.17
  4/20/2010                 25.74             24.06                  -0.13

  4/21/2010                 25.89             23.94                   0.40
  4/22/2010                 25.89             24.23                   0.11
  4/23/2010                 26.04             25.11                  -0.23
  4/26/2010                 26.04             24.58                  -0.18
  4/27/2010                 26.04             21.66                   0.83

  4/28/2010                 26.06             22.47                   0.17
  4/29/2010                 26.21             24.07                   0.56
  4/30/2010                 26.21             22.00                   1.13
  5/03/2010                 26.36             23.60                   0.77
  5/04/2010                 26.06             20.66                   1.55

   5/5/2010                 25.60             19.91                   2.10
   5/6/2010                 24.37             16.04                   3.38
   5/7/2010                 23.15             14.26                   3.07
  5/10/2010                 24.07             19.29                   2.21
  5/11/2010                 23.76             18.91                   2.23

  5/12/2010                 24.22             20.59                   1.99
  5/13/2010                 24.37             19.13                   2.05
  5/14/2010                 24.22             16.89                   2.97
  5/17/2010                 23.92             17.04                   2.77
  5/18/2010                 23.92             15.40                   3.59

  5/19/2010                 23.15             14.82                   3.79
  5/20/2010                 21.77             10.36                   4.57
  5/21/2010                 21.62             12.02                   5.08
  5/24/2010                 21.47             10.57                   4.85
  5/25/2010                 20.24             10.61                   5.41

  5/26/2010                 20.51             10.01                   4.95
  5/27/2010                 20.82             13.66                   3.93
  5/28/2010                 21.12             12.26                   4.34
  5/31/2010                 20.97             10.34                   4.37
  6/01/2010                 20.97             10.34                   4.41

  6/02/2010                 20.97             13.21                   4.08
   6/3/2010                 21.12             13.67                   3.73
   6/4/2010                 21.12              9.76                   5.34
   6/7/2010                 20.97              8.28                   5.43
   6/8/2010                 20.66              9.49                   5.58

   6/9/2010                 20.51              8.84                   5.43
  6/10/2010                 20.35             12.06                   4.31
  6/11/2010                 20.51             12.59                   5.18
  6/14/2010                 20.66             12.39                   4.71
  6/15/2010                 20.97             15.03                   4.42

  6/16/2010                 21.43             14.97                   4.67
  6/17/2010                 21.90             15.13                   5.45
  6/18/2010                 22.20             15.28                   5.18
  6/21/2010                 22.67             14.84                   5.05
  6/22/2010                 22.67             13.01                   5.69

  6/23/2010                 22.67             12.67                   6.19
  6/24/2010                 22.36             10.78                   6.14
  6/25/2010                 22.51             11.10                   6.21
  6/28/2010                 22.63             10.89                   6.96
  6/29/2010                 22.47              7.46                   7.56

  6/30/2010                 22.32              6.38                   7.70
  7/01/2010                 22.16              6.04                   7.90
  7/02/2010                 22.16              5.55                   7.47
   7/5/2010                 22.32              6.12                   7.50
   7/6/2010                 22.32              6.12                   7.90

   7/7/2010                 22.47              9.50                   7.50
   7/8/2010                 22.78             10.53                   7.17
   7/9/2010                 22.94             11.33                   6.85
  7/12/2010                 23.25             11.41                   6.95
  7/13/2010                 23.56             13.13                   6.40

  7/14/2010                 23.72             13.12                   6.94
  7/15/2010                 24.03             13.25                   7.61
  7/16/2010                 24.18              9.99                   7.92
  7/19/2010                 24.18             10.65                   7.74
  7/20/2010                 24.34             11.92                   8.03

  7/21/2010                 24.49             10.50                   8.42
  7/22/2010                 24.65             12.99                   8.08
  7/23/2010                 24.96             13.92                   7.51
  7/26/2010                 25.27             15.20                   7.51
  7/27/2010                 25.58             15.08                   7.08

  7/28/2010                 25.68             14.29                   7.50
  7/29/2010                 25.84             13.83                   7.54
  7/30/2010                 26.15             13.84                   8.36

                                   [END CHART]

o  WHAT WERE THE RELEVANT MARKET CONDITIONS?

   While the period was marked by dramatic shifts in market sentiment, fixed income securities performed well. At first, investors continued to assume more risk, seeking out higher yielding assets and moving out of low-yielding
   U.S. Treasury securities and money market funds. High-yield securities recorded significant gains as assets flowed into the sector, company fundamentals improved, and the economy appeared to grow stronger.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   However, market sentiment turned negative in May. Rattled by the debt crisis in Europe and weaker-than-expected economic news, the markets fell back.
   Investors were also concerned about regulatory changes pending in
   Washington, the winding down of U.S. government stimulus spending, slowing growth in China and its potential impact on the world economy, and BP's oil spill in the Gulf of Mexico.

   In June, investors' risk appetite improved as glimmers of hope appeared for a sustained economic recovery.

   Overall, investors seemed to find high-yield securities an attractive alternative to stocks. High-yield investments outperformed U.S. Treasuries and other investment grade bonds during the fiscal year. Default expectations dropped dramatically. According to ratings agency Fitch
   Ratings, the high-yield default rate, which was 13.7% during 2009, is running at a full-year rate of about 1% in 2010.

O  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We have always believed that investors should be adequately compensated for taking on risk. Accordingly, we continued to focus the Fund's investments in sectors with attractive returns and reasonable margins of safety. This strategy positioned the portfolio well for both the strong performance of the high-yield market and the market volatility in the final months of the fiscal year.

   As always, the insights of our experienced research team allow us to take advantage of opportunities across the fixed income universe. The Fund benefited from investments in high-yielding securities outside the traditional high-yield sphere, including commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), investment-grade financial sector bonds, and the deeply subordinated debt of higher-quality companies.
   (Subordinated debt generally has a lower priority than other types of debt.)
   We also invested in

Investing in ETFs involves the possible loss of principal. ETFs are subject to a number of risks including credit risk, interest-rate risk, market risk, and tracking error.

================================================================================

6 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   exchange-traded funds to generate additional yield as we looked for opportunities to invest large inflows of cash into the Fund.

o  WHAT IS THE OUTLOOK?

   U.S. economic growth has slowed but we expect the recovery to continue at a more gradual pace. In our opinion, a double dip recession is unlikely.
   Nevertheless, we believe the unemployment rate will remain elevated for some time, constraining consumer spending. Concerns about inflationary pressures have given way to fears of deflation. As a result, the Federal Reserve Board is likely to hold down short-term rates until sometime in 2011. Conditions in the financial markets have improved, giving companies the ability to refinance their outstanding debt. We expect default rates to remain low.

   High-yield securities provided strong returns over the fiscal year, but we do not anticipate similar performance in the months ahead. Consequently, shareholders should expect the majority of their return to come from the income provided by the Fund. They should also remain disciplined and hold diversified portfolios through all market conditions. High-yield securities may help in these diversification efforts. We believe that over the long term the high-yield market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

   We appreciate your continued confidence. Thank you for the opportunity to help you with your investment needs.

Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                        out of 499 high-yield bond funds
                       for the period ended July 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                      * * *
                                out of 499 funds

                                     5-YEAR
                                     * * * *
                                out of 428 funds

                                     10-YEAR
                                     * * * *
                                out of 283 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

8 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                   CONSISTENT
                                     RETURN

The High-Yield Opportunities Fund Shares are listed as a Lipper Leader for
Consistent Return among 406 funds within the Lipper High Current Yield Funds category for the three-year period ended July 31, 2010. The Fund Shares received a Lipper Leader rating for Consistent Return among 227 funds for the 10-year period. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of July 31,
2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
www.lipperleaders.com. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES
(Symbol: USHYX)

--------------------------------------------------------------------------------
                                               7/31/10              7/31/09
--------------------------------------------------------------------------------

Net Assets                                 $1,139.4 Million      $836.0 Million
Net Asset Value Per Share                      $8.08                 $6.96

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/10
--------------------------------------------------------------------------------

      1 Year                       5 Years                          10 Years
      26.15%                        6.49%                             6.80%

--------------------------------------------------------------------------------
                        TOTAL ANNUAL OPERATING EXPENSES*
--------------------------------------------------------------------------------
                                      1.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009,
AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 CREDIT SUISSE          USAA HIGH-YIELD        LIPPER HIGH CURRENT
                   HIGH YIELD            OPPORTUNITIES             YIELD BOND
                     INDEX                FUND SHARES              FUNDS INDEX

 7/31/2000         $10,000.00              $10,000.00              $10,000.00
 8/31/2000          10,066.99               10,052.43               10,052.28
 9/30/2000           9,974.35                9,960.09                9,904.35
10/31/2000           9,664.04                9,658.48                9,565.83
11/30/2000           9,283.26                9,301.59                9,031.81
12/31/2000           9,470.04                9,567.87                9,188.49
 1/31/2001          10,037.61               10,317.09                9,798.13
 2/28/2001          10,139.21               10,378.20                9,829.10
 3/31/2001           9,937.49               10,056.75                9,503.01
 4/30/2001           9,834.64                9,988.34                9,378.43
 5/31/2001          10,031.38               10,229.50                9,479.84
 6/30/2001           9,875.73               10,110.62                9,200.68
 7/31/2001           9,981.82               10,267.86                9,254.60
 8/31/2001          10,121.28               10,380.49                9,295.61
 9/30/2001           9,483.24                9,742.52                8,639.25
10/31/2001           9,699.66               10,067.46                8,836.85
11/30/2001          10,013.20               10,435.03                9,117.53
12/31/2001          10,019.67               10,317.36                9,092.90
 1/31/2002          10,113.31               10,268.70                9,114.79
 2/28/2002          10,041.84                9,978.20                8,953.71
 3/31/2002          10,271.70               10,245.71                9,130.92
 4/30/2002          10,434.58               10,087.15                9,226.39
 5/31/2002          10,397.97               10,000.71                9,133.80
 6/30/2002          10,035.61                9,489.74                8,619.55
 7/31/2002           9,748.72                9,169.11                8,337.00
 8/31/2002           9,874.98                9,355.94                8,480.55
 9/30/2002           9,753.20                9,343.05                8,362.54
10/31/2002           9,693.43                9,199.03                8,309.63
11/30/2002          10,206.46                9,728.05                8,788.64
12/31/2002          10,330.48                9,836.83                8,874.03
 1/31/2003          10,611.65               10,074.50                9,070.29
 2/28/2003          10,768.54               10,149.22                9,191.83
 3/31/2003          11,043.73               10,364.05                9,421.29
 4/30/2003          11,607.56               10,922.66                9,883.85
 5/31/2003          11,775.41               11,135.23               10,001.40
 6/30/2003          12,119.59               11,420.21               10,270.87
 7/31/2003          12,021.97               11,356.14               10,191.69
 8/31/2003          12,156.20               11,485.70               10,328.55
 9/30/2003          12,488.42               11,801.67               10,579.34
10/31/2003          12,742.94               12,017.06               10,816.74
11/30/2003          12,917.77               12,161.44               10,942.06
12/31/2003          13,216.62               12,445.49               11,212.96
 1/31/2004          13,472.63               12,727.72               11,392.90
 2/29/2004          13,478.86               12,691.87               11,370.62
 3/31/2004          13,568.51               12,761.59               11,413.99
 4/30/2004          13,549.58               12,719.16               11,388.06
 5/31/2004          13,335.91               12,529.87               11,212.08
 6/30/2004          13,543.11               12,680.76               11,368.95
 7/31/2004          13,716.44               12,768.56               11,459.58
 8/31/2004          13,940.08               12,981.05               11,646.59
 9/30/2004          14,151.77               13,162.97               11,808.25
10/31/2004          14,394.58               13,376.65               12,018.33
11/30/2004          14,577.88               13,545.40               12,188.92
12/31/2004          14,796.53               13,761.38               12,372.76
 1/31/2005          14,794.04               13,733.85               12,342.29
 2/28/2005          14,990.04               13,904.26               12,530.89
 3/31/2005          14,631.92               13,640.94               12,198.51
 4/30/2005          14,487.72               13,535.62               12,055.98
 5/31/2005          14,665.29               13,676.32               12,249.18
 6/30/2005          14,910.35               13,901.54               12,446.28
 7/31/2005          15,114.06               14,091.43               12,639.57
 8/31/2005          15,192.01               14,219.77               12,699.61
 9/30/2005          15,045.33               14,079.41               12,617.16
10/31/2005          14,903.87               13,962.62               12,513.14
11/30/2005          15,005.98               14,062.02               12,627.16
12/31/2005          15,131.24               14,216.04               12,743.62
 1/31/2006          15,325.75               14,392.88               12,907.97
 2/28/2006          15,479.65               14,524.12               13,016.18
 3/31/2006          15,599.44               14,587.56               13,069.42
 4/30/2006          15,704.54               14,666.55               13,144.73
 5/31/2006          15,747.62               14,668.24               13,115.99
 6/30/2006          15,659.46               14,600.73               13,042.81
 7/31/2006          15,793.69               14,737.54               13,142.34
 8/31/2006          16,013.60               14,983.38               13,321.34
 9/30/2006          16,213.08               15,168.39               13,468.60
10/31/2006          16,436.97               15,389.24               13,663.27
11/30/2006          16,735.57               15,623.63               13,899.17
12/31/2006          16,934.05               15,779.92               14,039.37
 1/31/2007          17,128.56               15,921.37               14,189.77
 2/28/2007          17,393.78               16,157.49               14,373.77
 3/31/2007          17,443.59               16,196.91               14,419.47
 4/30/2007          17,690.89               16,416.33               14,618.60
 5/31/2007          17,828.36               16,512.26               14,743.19
 6/30/2007          17,556.66               16,317.79               14,503.65
 7/31/2007          17,004.78               15,897.14               14,033.47
 8/31/2007          17,182.35               16,044.44               14,168.80
 9/30/2007          17,564.63               16,322.24               14,510.31
10/31/2007          17,702.10               16,387.26               14,635.27
11/30/2007          17,373.36               16,018.90               14,324.19
12/31/2007          17,382.33               15,980.40               14,338.29
 1/31/2008          17,106.89               15,615.57               14,046.12
 2/29/2008          16,917.87               15,443.43               13,856.91
 3/31/2008          16,878.77               15,345.23               13,835.91
 4/30/2008          17,542.21               15,718.96               14,354.46
 5/31/2008          17,608.21               15,834.00               14,428.48
 6/30/2008          17,184.09               15,463.11               14,048.73
 7/31/2008          16,952.48               15,256.02               13,866.48
 8/31/2008          16,999.05               15,292.38               13,885.77
 9/30/2008          15,802.91               14,235.06               12,849.08
10/31/2008          13,299.05               12,353.16               10,777.98
11/30/2008          12,151.72               11,347.82               9,855.00
12/31/2008          12,832.84               11,491.40               10,202.56
 1/31/2009          13,586.69               11,914.70               10,647.73
 2/28/2009          13,308.51               11,583.63               10,401.37
 3/31/2009          13,578.47               11,681.31               10,555.44
 4/30/2009          14,947.20               12,714.25               11,579.79
 5/31/2009          15,759.82               13,835.28               12,253.05
 6/30/2009          16,325.40               14,440.65               12,665.42
 7/31/2009          17,316.08               15,300.88               13,467.94
 8/31/2009          17,636.60               15,722.41               13,693.56
 9/30/2009          18,629.53               16,664.07               14,409.50
10/31/2009          18,969.22               17,048.64               14,622.09
11/30/2009          19,233.70               17,271.04               14,808.42
12/31/2009          19,791.05               17,720.97               15,251.92
 1/31/2010          20,043.08               18,125.48               15,445.22
 2/28/2010          20,104.10               18,203.58               15,468.51
 3/31/2010          20,676.40               18,843.27               15,960.13
 4/30/2010          21,155.80               19,311.21               16,307.12
 5/31/2010          20,482.14               18,533.18               15,703.48
 6/30/2010          20,718.98               18,715.74               15,828.05
 7/31/2010          21,359.27               19,301.94               16,393.57

                                   [END CHART]

                   Data from 7/31/00 to 7/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o  The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o  The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield
   Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES*

-------------------------------------------------------------------------------
                                               7/31/10              7/31/09
--------------------------------------------------------------------------------

Net Assets                                 $95.6 Million         $48.5 Million
Net Asset Value Per Share                      $8.08                 $6.95

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/10
--------------------------------------------------------------------------------

      1 Year                                         Since Inception 8/01/08
      26.50%                                                12.84%

--------------------------------------------------------------------------------
                        TOTAL ANNUAL OPERATING EXPENSES**
--------------------------------------------------------------------------------
                                    0.65%

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional
Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER
1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO
LIMIT THE EXPENSES OF THE FUND INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL
OPERATING EXPENSES OF THE FUND INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE FUND'S
INSTITUTIONAL SHARES AVERAGE DAILY NET ASSETS. IF THE FUND INSTITUTIONAL SHARES'
TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.65%, THE FUND INSTITUTIONAL
SHARES' WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS REIMBURSEMENT ARRANGEMENT
MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE
FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY
TIME AFTER DECEMBER 1, 2010.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA HIGH-YIELD                                       LIPPER HIGH CURRENT
                OPPORTUNITIES FUND          CREDIT SUISSE HIGH              YIELD BOND
               INSTITUTIONAL SHARES            YIELD INDEX                  FUNDS INDEX

 7/31/2008         $10,000.00                  $10,000.00                  $10,000.00
 8/31/2008          10,026.02                   10,027.47                   10,013.91
 9/30/2008           9,335.20                    9,321.88                    9,266.29
10/31/2008           8,103.33                    7,844.90                    7,772.69
11/30/2008           7,445.43                    7,168.10                    7,107.07
12/31/2008           7,543.33                    7,569.89                    7,357.71
 1/31/2009           7,823.87                    8,014.57                    7,678.75
 2/28/2009           7,609.28                    7,850.48                    7,501.09
 3/31/2009           7,676.57                    8,009.73                    7,612.19
 4/30/2009           8,357.89                    8,817.12                    8,350.92
 5/31/2009           9,096.76                    9,296.47                    8,836.46
 6/30/2009           9,497.08                    9,630.09                    9,133.84
 7/31/2009          10,065.93                   10,214.48                    9,712.59
 8/31/2009          10,345.72                   10,403.55                    9,875.29
 9/30/2009          10,968.20                   10,989.26                   10,391.60
10/31/2009          11,223.91                   11,189.64                   10,544.91
11/30/2009          11,372.72                   11,345.65                   10,679.29
12/31/2009          11,671.04                   11,674.43                   10,999.13
 1/31/2010          11,939.80                   11,823.10                   11,138.53
 2/28/2010          11,993.82                   11,859.09                   11,155.32
 3/31/2010          12,402.89                   12,196.68                   11,509.86
 4/30/2010          12,729.23                   12,479.47                   11,760.10
 5/31/2010          12,219.38                   12,082.09                   11,324.77
 6/30/2010          12,327.95                   12,221.80                   11,414.61
 7/31/2010          12,733.43                   12,599.49                   11,822.45

                                   [END CHART]

                     *Data from 7/31/08 to 7/31/10.

                     See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High
Current Yield Bond Funds Index is calculated from the end of the month, July 31,
2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW | 13

================================================================================

                                TOP 10 HOLDINGS*
                                  AS OF 7/31/10
                          (% of Net Assets of the Fund)

                                         COUPON RATE %           % OF NET ASSETS
                                         ---------------------------------------

   iShares iBoxx High Yield
      Corporate Bond Fund                     n/a                      5.1%
   SPDR Barclays Capital High
      Yield Bond Fund                         n/a                      3.0%
   PPL Capital Funding, Inc.                 6.70%                     1.1%
   Lincoln National Corp.                    7.00%                     1.1%
   StanCorp Financial
      Group, Inc.                            6.90%                     1.1%
   Enbridge Energy
      Partners, LP                           8.05%                     1.1%
   Qwest Communications
      International, Inc.                    7.50%                     1.0%
   Puget Sound Energy, Inc.                  6.97%                     1.0%
   Textron Financial Corp.                   6.00%                     1.0%
   Genworth Financial, Inc.                  6.15%                     1.0%

   You will find a complete list of securities that the Fund owns on pages
   18-40.

   The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an
   ETF in amounts exceeding limits set forth in the Investment Company Act of
   1940 that would otherwise be applicable.

   *Excludes money market instruments.

================================================================================

14 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                    o SECTOR ASSET ALLOCATION -- 7/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

       FINANCIALS                                                    31.9%
       ENERGY                                                         9.6%
       CONSUMER DISCRETIONARY                                         9.3%
       EXCHANGED-TRADED FUNDS*                                        8.1%
       INDUSTRIALS                                                    7.8%
       UTILITIES                                                      7.5%
       TELECOMMUNICATION SERVICES                                     5.3%
       MATERIALS                                                      4.9%
       HEALTH CARE                                                    4.5%
       CONSUMER STAPLES                                               4.4%
       INFORMATION TECHNOLOGY                                         3.1%
       MONEY MARKET INSTRUMENTS                                       2.8%
       MUNICIPAL BONDS                                                0.4%

                                   [END CHART]

*  Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW | 15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
July 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

9.09% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $81,013,000 as qualifying interest income.

================================================================================

16 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund (one of
the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31,
2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA High-Yield Opportunities Fund at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 17, 2010

================================================================================

                  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |   17

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2010 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            CORPORATE OBLIGATIONS (70.9%)
            CONSUMER DISCRETIONARY (8.4%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
$   3,936   Kellwood Co.(a)                                  12.88%       12/31/2014           $   2,981
    3,000   Kellwood Co.                                      7.63        10/15/2017               1,755
    2,000   Quiksilver, Inc.                                  6.88         4/15/2015               1,885
                                                                                               ---------
                                                                                                   6,621
                                                                                               ---------
            APPAREL RETAIL (0.1%)
    1,000   Limited Brands, Inc.                              8.50         6/15/2019               1,113
                                                                                               ---------
            AUTO PARTS & EQUIPMENT (0.5%)
    1,000   American Axle & Manufacturing Holdings, Inc.(b)   9.25         1/15/2017               1,080
    1,308   Federal-Mogul Corp.(c)                            2.29        12/27/2014               1,179
      667   Federal-Mogul Corp.(c)                            2.28        12/27/2015                 602
    1,029   Tenneco Automotive, Inc.                         10.25         7/15/2013               1,052
      200   Tenneco Automotive, Inc.                          8.63        11/15/2014                 207
      500   Tenneco Automotive, Inc.                          8.13        11/15/2015                 521
    1,000   Tenneco Automotive, Inc.(b)                       7.75         8/15/2018               1,022
                                                                                               ---------
                                                                                                   5,663
                                                                                               ---------
            BROADCASTING (1.4%)
    1,320   CCH II, LLC(b)                                   13.50        11/30/2016               1,574
      500   CCO Holdings, LLC(b)                              7.88         4/30/2018                 528
    1,600   Clear Channel Worldwide Holdings, Inc.(b)         9.25        12/15/2017               1,698
      400   Clear Channel Worldwide Holdings, Inc.(b)         9.25        12/15/2017                 422
    3,000   LBI Media, Inc.(b)                                8.50         8/01/2017               2,610
    3,000   Mediacom Broadband, LLC                           8.50        10/15/2015               3,037
    1,000   Nexstar Broadcasting Group, Inc.(b)               8.88         4/15/2017               1,035
    1,000   Sinclair Television Group, Inc.(b)                9.25        11/01/2017               1,045
      975   Telesat Canada(c)                                 3.32        10/31/2014                 947
    3,975   Univision Communications, Inc.(c)                 2.57         9/29/2014               3,474
    1,000   XM Satellite Radio, Inc.                         11.25         6/15/2013               1,092
                                                                                               ---------
                                                                                                  17,462
                                                                                               ---------
            CABLE & SATELLITE (0.3%)
    1,000   Cablevision Systems Corp.                         7.75         4/15/2018               1,050
    1,000   Cablevision Systems Corp.                         8.00         4/15/2020               1,062

================================================================================

18 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   1,000   Cequel Communications Holdings I, LLC
              and Cequel Capital Corp.(b)                     8.63%       11/15/2017           $   1,028
    1,000   Virgin Media Finance plc                          8.38        10/15/2019               1,090
                                                                                               ---------
                                                                                                   4,230
                                                                                               ---------
            CASINOS & GAMING (2.8%)
    1,000   Ameristar Casinos, Inc.                           9.25         6/01/2014               1,068
    3,235   Harrah's Operating Co., Inc.(c)                   3.50         1/28/2015               2,798
      172   Harrah's Operating Co., Inc.                     10.00         2/01/2016                 146
    3,000   Harrah's Operating Co., Inc.                     11.25         6/01/2017               3,270
    4,927   Harrah's Operating Co., Inc.                     10.00        12/15/2018               4,163
    3,200   Inn of the Mountain Gods(d)                      12.00        11/15/2010               1,328
    3,000   Jacobs Entertainment, Inc.                        9.75         6/15/2014               2,775
    1,030   MGM Mirage                                        6.75         9/01/2012                 973
    1,695   MGM Mirage(c)                                     7.00         2/21/2014               1,646
    1,000   MGM Mirage                                       10.38         5/15/2014               1,106
    1,000   MGM Mirage                                       11.13        11/15/2017               1,134
    1,500   MGM Mirage(b)                                     9.00         3/15/2020               1,579
    1,000   Pinnacle Entertainment, Inc.                      8.63         8/01/2017               1,051
    1,000   Pinnacle Entertainment, Inc.(b)                   8.75         5/15/2020                 985
    3,734   Pokagon Gaming Auth.(b)                          10.38         6/15/2014               3,874
    2,000   Shingle Springs Tribal Gaming Auth.(b)            9.38         6/15/2015               1,680
    3,000   Snoqualmie Entertainment Auth.(b)                 4.14(e)      2/01/2014               2,460
    1,000   Snoqualmie Entertainment Auth.(b)                 9.13         2/01/2015                 878
    2,000   Turning Stone Resort Casino(b)                    9.13         9/15/2014               2,047
                                                                                               ---------
                                                                                                  34,961
                                                                                               ---------
            CATALOG RETAIL (0.5%)
    5,500   Harry & David Operations Corp.                    9.00         3/01/2013               3,712
    1,000   QVC, Inc.(b)                                      7.13         4/15/2017               1,027
    1,000   QVC, Inc.(b)                                      7.38        10/15/2020               1,028
                                                                                               ---------
                                                                                                   5,767
                                                                                               ---------
            DEPARTMENT STORES (0.5%)
    3,200   Dillard's, Inc.                                   7.13         8/01/2018               3,060
    1,000   J.C. Penney Co., Inc.                             7.40         4/01/2037               1,025
    2,100   May Dept Stores Co.                               7.88         8/15/2036               2,016
                                                                                               ---------
                                                                                                   6,101
                                                                                               ---------
            HOMEBUILDING (0.1%)
    1,000   Lennar Corp.                                     12.25         5/15/2017               1,154
                                                                                               ---------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    1,000   NCL Corp. Ltd.                                   11.75        11/15/2016               1,115
    2,000   Royal Caribbean Cruises Ltd.                      7.25         6/15/2016               2,030
                                                                                               ---------
                                                                                                   3,145
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            LEISURE FACILITIES (0.3%)
$   3,475   Town Sports International Holdings, Inc.         11.00%        2/01/2014           $   3,180
                                                                                               ---------
            MOVIES & ENTERTAINMENT (0.3%)
    1,500   AMC Entertainment, Inc.                           8.75         6/01/2019               1,582
    1,000   Cinemark USA, Inc.                                8.63         6/15/2019               1,047
    1,000   Live Nation Entertainment, Inc.(b)                8.13         5/15/2018                 968
      250   WMG Acquisition Corp.                             9.50         6/15/2016                 274
                                                                                               ---------
                                                                                                   3,871
                                                                                               ---------
            PUBLISHING (0.5%)
      186   American Media Operations, Inc.(b)                9.00         5/01/2013                 190
    2,042   American Media Operations, Inc.(b)               14.00        11/01/2013               1,348
    2,000   McClatchy Co.(b)                                 11.50         2/15/2017               2,120
    2,000   Network Communications, Inc.                     10.75        12/01/2013                 950
    1,000   Quebecor Media, Inc.                              7.75         3/15/2016               1,020
                                                                                               ---------
                                                                                                   5,628
                                                                                               ---------
            RESTAURANTS (0.1%)
    1,500   CKE Restaurants, Inc.(b)                         11.38         7/15/2018               1,537
                                                                                               ---------
            SPECIALIZED CONSUMER SERVICES (0.0%)
      600   Mac-Gray Corp.                                    7.63         8/15/2015                 584
                                                                                               ---------
            TIRES & RUBBER (0.2%)
    1,000   Goodyear Tire & Rubber Co.                        9.00         7/01/2015               1,047
    1,000   Goodyear Tire & Rubber Co.                       10.50         5/15/2016               1,125
                                                                                               ---------
                                                                                                   2,172
                                                                                               ---------
            Total Consumer Discretionary                                                         103,189
                                                                                               ---------
            CONSUMER STAPLES (2.6%)
            -----------------------
            DRUG RETAIL (1.1%)
   10,100   CVS Caremark Corp.                                6.30         6/01/2037               9,296
    1,000   Rite Aid Corp.                                    8.63         3/01/2015                 837
    2,000   Rite Aid Corp.                                    9.75         6/12/2016               2,165
    2,000   Rite Aid Corp.                                   10.38         7/15/2016               2,080
                                                                                               ---------
                                                                                                  14,378
                                                                                               ---------
            FOOD RETAIL (0.4%)
    1,000   American Stores Co.                               8.00         6/01/2026                 880
    3,000   ARAMARK Corp.(f)                                  8.50         2/01/2015               3,105
    1,000   Susser Holdings, LLC(b)                           8.50         5/15/2016               1,038
                                                                                               ---------
                                                                                                   5,023
                                                                                               ---------
            HOUSEHOLD PRODUCTS (0.4%)
    2,250   JohnsonDiversey Holdings, Inc.(b)                 8.25        11/15/2019               2,371
    2,000   Spectrum Brands, Inc.(b)                          9.50         6/15/2018               2,130
                                                                                               ---------
                                                                                                   4,501
                                                                                               ---------

================================================================================

20 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            PACKAGED FOODS & MEAT (0.7%)
$   4,750   Reddy Ice Corp.(b)                               11.25%        3/15/2015           $   5,011
    2,175   Reddy Ice Holdings, Inc.                         10.50        11/01/2012               2,164
    1,000   Smithfield Foods, Inc.(b)                        10.00         7/15/2014               1,125
                                                                                               ---------
                                                                                                   8,300
                                                                                               ---------
            Total Consumer Staples                                                                32,202
                                                                                               ---------
            ENERGY (8.8%)
            -------------
            COAL & CONSUMABLE FUELS (0.8%)
    1,000   Arch Coal, Inc.                                   8.75         8/01/2016               1,085
    2,000   Cloud Peak Energy Resources, LLC/ Cloud
              Peak Energy Finance Corp.(b)                    8.25        12/15/2017               2,085
    1,500   CONSOL Energy, Inc.(b)                            8.00         4/01/2017               1,601
    1,000   CONSOL Energy, Inc.(b)                            8.25         4/01/2020               1,075
    1,500   Murray Energy Corp.(b)                           10.25        10/15/2015               1,560
    2,000   Peabody Energy Corp.                              7.88        11/01/2026               2,130
                                                                                               ---------
                                                                                                   9,536
                                                                                               ---------
            OIL & GAS DRILLING (0.2%)
    1,000   Parker Drilling Co.(b)                            9.13         4/01/2018                 998
    2,000   Stallion Oilfield Holdings, Ltd.(b)              10.50         2/15/2015               1,985
                                                                                               ---------
                                                                                                   2,983
                                                                                               ---------
            OIL & GAS EQUIPMENT & SERVICES (0.9%)
    2,500   Basic Energy Services, Inc.                       7.13         4/15/2016               2,269
    1,000   Global Geophysical Services, Inc.(b)             10.50         5/01/2017                 996
    1,500   Helix Energy Solutions Group, Inc.(b)             9.50         1/15/2016               1,453
    2,000   Mcjunkin Red Man Corp.(b)                         9.50        12/15/2016               1,995
    1,000   Offshore Group Investment Ltd.(b)                11.50         8/01/2015               1,016
    1,700   Seitel, Inc.                                      9.75         2/15/2014               1,441
    2,000   TRICO Marine Services, Inc.(b)                   11.88        11/01/2014               1,920
                                                                                               ---------
                                                                                                  11,090
                                                                                               ---------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    2,000   Berry Petroleum Co.                               8.25        11/01/2016               2,025
    1,000   Bill Barrett Corp.                                9.88         7/15/2016               1,093
    3,000   Chaparral Energy, Inc.                            8.50        12/01/2015               2,932
    4,000   Hilcorp Energy I, LP(b)                           8.00         2/15/2020               4,150
    2,000   Linn Energy LLC(b)                                8.63         4/15/2020               2,132
    3,000   NFR Energy, LLC(b)                                9.75         2/15/2017               3,067
    1,000   Plains Exploration & Production Co.               7.75         6/15/2015               1,018
    3,000   Plains Exploration & Production Co.               7.00         3/15/2017               2,985
    1,000   Plains Exploration & Production Co.               7.63         6/01/2018               1,024
    1,000   Plains Exploration & Production Co.               7.63         4/01/2020               1,023
    1,000   Quicksilver Resources, Inc.                      11.75         1/01/2016               1,165

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   1,000   Quicksilver Resources, Inc.                       7.13%        4/01/2016           $     990
    2,000   Rosetta Resources, Inc.(b)                        9.50         4/15/2018               2,077
    1,000   SandRidge Energy, Inc.(b)                         9.88         5/15/2016               1,060
    1,000   SandRidge Energy, Inc.(b)                         8.00         6/01/2018               1,008
                                                                                               ---------
                                                                                                  27,749
                                                                                               ---------
            OIL & GAS REFINING & MARKETING (0.4%)
    1,133   Amerigas Partners, LP                             7.25         5/20/2015               1,173
    1,000   Citgo Petroleum Corp.(b)                         11.50         7/01/2017               1,042
    1,000   Coffeyville Resources(b)                         10.88         4/01/2017               1,000
    1,000   Tesoro Corp.                                      6.63        11/01/2015                 990
    1,000   Tesoro Corp.                                      9.75         6/01/2019               1,088
                                                                                               ---------
                                                                                                   5,293
                                                                                               ---------
            OIL & GAS STORAGE & TRANSPORTATION (4.3%)
    2,000   Crosstex Energy, LP                               8.88         2/15/2018               2,090
    2,000   El Paso Corp.                                     7.80         8/01/2031               2,015
    3,000   El Paso Corp.                                     7.75         1/15/2032               3,022
   13,400   Enbridge Energy Partners, LP(f)                   8.05        10/01/2037              13,218
    9,250   Enterprise Products Operating, LP                 7.00         6/01/2067               8,352
    9,000   Enterprise Products Operating, LP                 7.03         1/15/2068               8,607
    1,000   MarkWest Energy Partners, LP                      6.88        11/01/2014               1,010
    2,980   MarkWest Energy Partners, LP                      8.50         7/15/2016               3,144
    1,000   Martin Midstream Partners, LP(b)                  8.88         4/01/2018               1,015
    2,000   Niska Gas Storage(b)                              8.88         3/15/2018               2,124
    2,000   Regency Energy Partners, LP(b)                    9.38         6/01/2016               2,188
    2,000   Sabine Pass LNG, LP                               7.25        11/30/2013               1,875
    2,000   Sabine Pass LNG, LP                               7.50        11/30/2016               1,750
    2,000   SourceGas, LLC(b)                                 5.90         4/01/2017               1,953
      241   Targa Resources Partners LP(c)                    5.75         6/14/2017                 241
                                                                                               ---------
                                                                                                  52,604
                                                                                               ---------
            Total Energy                                                                         109,255
                                                                                               ---------
            FINANCIALS (22.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    2,000   Nuveen Investments, Inc.                         10.50        11/15/2015               1,965
                                                                                               ---------
            CONSUMER FINANCE (4.1%)
    4,000   Capital One Financial Corp.                       7.69        8/15/2036                4,020
    5,000   Credit Acceptance Corp.(b)                        9.13         2/01/2017               5,200
    3,000   Ford Motor Credit Co., LLC                        7.00        10/01/2013               3,125
    7,000   Ford Motor Credit Co., LLC                        8.00         6/01/2014               7,455
    2,000   Ford Motor Credit Co., LLC                        8.70        10/01/2014               2,180
    3,000   Ford Motor Credit Co., LLC                        7.00         4/15/2015               3,098
    2,000   Ford Motor Credit Co., LLC                       12.00         5/15/2015               2,380

================================================================================

22 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   5,000   Ford Motor Credit Co., LLC(g)                     6.63%        8/15/2017           $   4,963
    9,000   General Motors Acceptance Corp.                   6.88         8/28/2012               9,200
    2,000   General Motors Acceptance Corp.                   6.75        12/01/2014               1,987
    7,000   General Motors Acceptance Corp.                   6.75        12/01/2014               7,000
                                                                                               ---------
                                                                                                  50,608
                                                                                               ---------
            DIVERSIFIED BANKS (1.0%)
    2,000   Comerica Capital Trust II                         6.58         2/20/2037               1,860
    7,500   USB Realty Corp.(b)                               6.09                 -(h)            5,306
    4,000   Wachovia Capital Trust III                        5.80                 -(h)            3,425
    2,000   Wells Fargo Capital XV                            9.75                 -(h)            2,183
                                                                                               ---------
                                                                                                  12,774
                                                                                               ---------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    2,000   Lehman Brothers Holdings, Inc.(d)                 5.75         4/25/2011                 430
                                                                                               ---------
            LIFE & HEALTH INSURANCE (2.8%)
    1,000   Americo Life, Inc.(b)                             7.88         5/01/2013                 990
    2,000   Great-West Life & Annuity Insurance Co.(b)        7.15         5/16/2046               1,855
   15,000   Lincoln National Corp.                            7.00         5/17/2066              13,716
    2,000   MetLife, Inc.                                   10.75          8/01/2069               2,476
    2,000   Prudential Financial, Inc.                        8.88         6/15/2038               2,225
   16,000   StanCorp Financial Group, Inc.                    6.90         6/01/2067              13,410
                                                                                               ---------
                                                                                                  34,672
                                                                                               ---------
            MULTI-LINE INSURANCE (4.2%)
    1,000   Farmers Exchange Capital(b)                       7.05         7/15/2028                 936
    1,700   Farmers Insurance Exchange(b)                     8.63         5/01/2024               1,899
   16,200   Genworth Financial, Inc.                          6.15        11/15/2066              11,826
   15,000   Glen Meadow(b)                                    6.51         2/12/2067              11,400
    3,780   Hanover Insurance Group, Inc.                     8.21         2/03/2027               3,550
    5,500   ILFC E-Capital Trust I(b)                         5.90        12/21/2065               3,767
   13,000   ILFC E-Capital Trust II(b)                        6.25        12/21/2065               8,905
   10,500   Nationwide Mutual Insurance Co.(b)                5.81        12/15/2024               9,197
                                                                                               ---------
                                                                                                  51,480
                                                                                               ---------
            MULTI-SECTOR HOLDINGS (0.9%)
    2,750   Leucadia National Corp.                           7.13         3/15/2017               2,750
    9,025   Leucadia National Corp.                           8.65         1/15/2027               8,551
                                                                                               ---------
                                                                                                  11,301
                                                                                               ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    5,000   BankAmerica Institutional Capital(b)              8.07        12/31/2026               4,950
    4,000   General Electric Capital Corp.                    6.38        11/15/2067               3,825
    3,000   General Electric Capital Corp.                    6.38        11/15/2067               2,884
    2,000   NB Capital Trust IV                               8.25         4/15/2027               2,050
                                                                                               ---------
                                                                                                  13,709
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            PROPERTY & CASUALTY INSURANCE (1.6%)
$   2,300   Assured Guaranty U.S. Holdings, Inc.              6.40%       12/15/2066           $   1,578
    1,000   Financial Security Assurance Holdings Ltd.(b)     6.40        12/15/2066                 686
    2,000   First American Capital Trust I                    8.50         4/15/2012               2,001
    3,000   Ironshore Holdings, Inc.(b)                       8.50         5/15/2020               3,023
    1,500   Kingsway America, Inc.                            7.50         2/01/2014               1,418
    2,000   Liberty Mutual Group, Inc.(b)                     7.00         3/15/2037               1,664
    8,000   Progressive Corp.                                 6.70         6/15/2037               7,681
    2,000   Zenith National Insurance Capital Trust(b),(f)    8.55         8/01/2028               1,740
                                                                                               ---------
                                                                                                  19,791
                                                                                               ---------
            REGIONAL BANKS (2.5%)
    2,000   AgFirst Farm Credit Bank                          6.59                 -(h)            1,499
    3,000   City National Capital Trust I                     9.63         2/01/2040               3,186
   12,000   Fifth Third Capital Trust IV                      6.50         4/15/2037              10,410
    1,500   First Empire Capital Trust I                      8.23         2/01/2027               1,387
    2,500   Huntington Capital III                            6.65         5/15/2037               1,882
      750   KeyCorp Capital II                                6.88         3/17/2029                 643
    4,000   Manufacturers & Traders Trust Co.                 5.63        12/01/2021               3,797
    2,000   National City Preferred Capital Trust I          12.00                 -(h)            2,228
    3,000   Susquehanna Capital II                           11.00         3/23/2040               3,109
    4,000   Webster Capital Trust IV                          7.65         6/15/2037               3,080
                                                                                               ---------
                                                                                                  31,221
                                                                                               ---------
            REINSURANCE (0.8%)
    2,000   Max USA Holdings Ltd.(b),(f)                      7.20         4/14/2017               2,069
    9,000   PXRE Capital Trust I                              8.85         2/01/2027               8,156
                                                                                               ---------
                                                                                                  10,225
                                                                                               ---------
            REITs - INDUSTRIAL (0.3%)
    1,500   DuPont Fabros Technology, LP                      8.50        12/15/2017               1,605
    2,000   ProLogis                                          6.88         3/15/2020               1,920
                                                                                               ---------
                                                                                                   3,525
                                                                                               ---------
            REITs - MORTGAGE (0.1%)
      686   iStar Financial, Inc.                            10.00         6/15/2014                 682
                                                                                               ---------
            REITs - OFFICE (0.4%)
    3,055   Reckson Operating Partnership, LP                 6.00         3/31/2016               2,978
    2,000   Reckson Operating Partnership, LP(b)              7.75         3/16/2020               1,979
                                                                                               ---------
                                                                                                   4,957
                                                                                               ---------
            REITs - RETAIL (1.2%)
    2,500   New Plan Excel Realty Trust, Inc.                 4.50         2/01/2011               2,394
    7,000   New Plan Excel Realty Trust, Inc.                 5.13         9/15/2012               6,160
    3,000   New Plan Excel Realty Trust, Inc.                 5.30         1/15/2015               2,407

================================================================================

24 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   2,675   New Plan Excel Realty Trust, Inc.                 5.25%        9/15/2015           $   2,126
    1,550   New Plan Excel Realty Trust, Inc.                 7.50         7/30/2029               1,000
                                                                                               ---------
                                                                                                  14,087
                                                                                               ---------
            REITs - SPECIALIZED (0.7%)
    3,000   Entertainment Properties Trust(b)                 7.75         7/15/2020               2,951
    2,000   Host Hotels & Resorts, LP                         6.75         6/01/2016               2,048
    1,000   Host Hotels & Resorts, LP                         9.00         5/15/2017               1,103
    2,500   Senior Housing Properties Trust                   6.75         4/15/2020               2,562
                                                                                               ---------
                                                                                                   8,664
                                                                                               ---------
            SPECIALIZED FINANCE (0.6%)
    6,000   CIT Group, Inc.                                  10.25         5/01/2015               6,240
    2,500   MBIA Insurance Co.(b)                            14.00         1/15/2033               1,212
                                                                                               ---------
                                                                                                   7,452
                                                                                               ---------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    1,000   Provident Funding Associations, LP(b)            10.25         4/15/2017               1,030
    1,000   Washington Mutual Bank                            5.50         6/16/2010                 425
                                                                                               ---------
                                                                                                   1,455
                                                                                               ---------
            Total Financials                                                                     278,998
                                                                                               ---------
            HEALTH CARE (4.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.5%)
    1,000   Accellent, Inc.                                  10.50        12/01/2013               1,015
      500   Accellent, Inc.(b)                                8.38         2/01/2017                 508
      982   Biomet, Inc.(c)                                   3.51         3/25/2015                 957
    1,000   Biomet, Inc.                                     10.00        10/15/2017               1,112
    1,000   Insight Health Services Corp.                     5.59(e)     11/01/2011                 350
    2,500   Universal Hospital Services, Inc.                 4.13(e)      6/01/2015               2,187
                                                                                               ---------
                                                                                                   6,129
                                                                                               ---------
            HEALTH CARE FACILITIES (3.0%)
    2,871   Community Health Systems, Inc.(c),(g)             2.79         7/25/2014               2,724
    1,000   Community Health Systems, Inc.                    8.88         7/15/2015               1,052
    4,000   HCA, Inc.                                         5.75         3/15/2014               3,880
    3,000   HCA, Inc.                                         9.25        11/15/2016               3,247
    4,207   HCA, Inc.                                         9.63        11/15/2016               4,575
    2,000   HCA, Inc.                                         8.50         4/15/2019               2,215
    1,500   HCA, Inc.                                         7.25         9/15/2020               1,594
      951   HealthSouth Corp.(c)                              3.47         3/10/2013                 924
    2,000   HealthSouth Corp.                                10.75         6/15/2016               2,190
    2,000   IASIS Healthcare, LLC                             8.75         6/15/2014               2,040
    1,000   LifePoint Hospitals, Inc.                         3.50         5/15/2014                 948

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   2,000   Psychiatric Solutions, Inc.                       7.75%        7/15/2015           $   2,075
    3,000   Select Medical Corp.                              7.63         2/01/2015               2,880
    1,000   Sun Healthcare Group, Inc.                        9.13         4/15/2015               1,047
    2,000   Tenet Healthcare Corp.                            7.38         2/01/2013               2,065
    2,000   Tenet Healthcare Corp.(b)                         9.00         5/01/2015               2,180
    1,000   United Surgical Partners International, Inc.      8.88         5/01/2017               1,025
                                                                                               ---------
                                                                                                  36,661
                                                                                               ---------
            HEALTH CARE SERVICES (0.4%)
    2,000   Alliance Healthcare Services, Inc.(b)             8.00        12/01/2016               1,880
      500   Omnicare, Inc.                                    6.88        12/15/2015                 519
    1,000   Radiation Therapy Services, Inc.(b)               9.88         4/15/2017                 998
    1,071   US Oncology, Inc.                                 5.40(e)      3/15/2012               1,017
    1,000   US Oncology, Inc.                                10.75         8/15/2014               1,035
                                                                                               ---------
                                                                                                   5,449
                                                                                               ---------
            HEALTH CARE SUPPLIES (0.2%)
    1,000   Bausch & Lomb, Inc.                               9.88        11/01/2015               1,060
    1,000   DJO Finance LLC                                  10.88        11/15/2014               1,075
    1,056   VWR Funding, Inc.                                10.25         7/15/2015               1,091
                                                                                               ---------
                                                                                                   3,226
                                                                                               ---------
            PHARMACEUTICALS (0.1%)
    1,000   Mylan, Inc.(b),(g)                                7.88         7/15/2020               1,075
                                                                                               ---------
            Total Health Care                                                                     52,540
                                                                                               ---------
            INDUSTRIALS (7.2%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,000   Bombardier, Inc.(b)                               7.50         3/15/2018               2,127
                                                                                               ---------
            AIR FREIGHT & LOGISTICS (0.2%)
    3,000   Park Ohio Industries, Inc.                        8.38        11/15/2014               2,850
                                                                                               ---------
            AIRLINES (1.9%)
       70   Airplanes Pass-Through Trust                      0.72(e)      3/15/2019                  69
    1,207   America West Airlines, Inc. Pass-Through Trust    6.87         1/02/2017               1,137
      555   America West Airlines, Inc. Pass-Through Trust    7.12         1/02/2017                 524
    3,000   American Airlines, Inc. Pass-Through Trust        6.82         5/23/2011               3,007
    2,000   Continental Airlines, Inc.                        8.75        12/01/2011               2,060
      131   Continental Airlines, Inc. Pass-Through Trust     8.50         5/01/2011                 131
      308   Continental Airlines, Inc. Pass-Through Trust     7.03         6/15/2011                 305
    6,787   United Air Lines, Inc.(b)                        12.00         1/15/2016               7,415
    2,855   United Air Lines, Inc.                            9.75         1/15/2017               3,184
    4,652   United Airlines, Inc. Pass-Through Trust(i)       8.03         7/01/2011               5,652
                                                                                               ---------
                                                                                                  23,484
                                                                                               ---------

================================================================================

26 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            BUILDING PRODUCTS (0.3%)
$   2,000   Esco Corp.(b)                                     4.41%(e)    12/15/2013           $   1,812
      250   Esco Corp.(b)                                     8.63        12/15/2013                 250
      500   Ply Gem Industries, Inc.                         11.75         6/15/2013                 535
      750   USG Corp.(b)                                      9.75         8/01/2014                 780
    1,000   USG Corp.                                         6.30        11/15/2016                 873
                                                                                               ---------
                                                                                                   4,250
                                                                                               ---------
            COMMERCIAL PRINTING (0.3%)
    2,000   Cenveo Corp.                                      8.88         2/01/2018               1,957
    2,000   Harland Clarke Holdings Corp.                     6.00(e)      5/15/2015               1,690
                                                                                               ---------
                                                                                                   3,647
                                                                                               ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    2,000   ArvinMeritor, Inc.                                8.13         9/15/2015               2,010
      500   CNH Global N.V.                                   7.75         9/01/2013                 529
    1,000   CNH Global N.V.(b)                                7.88        12/01/2017               1,052
    1,000   Navistar International Corp.                      8.25        11/01/2021               1,060
                                                                                               ---------
                                                                                                   4,651
                                                                                               ---------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
    1,000   Iron Mountain, Inc.                               7.75         1/15/2015               1,015
    4,030   Mobile Services Group, Inc.                       9.75         8/01/2014               4,171
                                                                                               ---------
                                                                                                   5,186
                                                                                               ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,500   Baldor Electric Co.                               8.63         2/15/2017               1,590
    1,000   International Wire Group, Inc.(b)                 9.75         4/15/2015               1,015
                                                                                               ---------
                                                                                                   2,605
                                                                                               ---------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,000   Casella Waste Systems, Inc.                      11.00         7/15/2014               1,093
                                                                                               ---------
            HIGHWAYS & RAILTRACKS (0.3%)
    2,100   American Railcar Industries, Inc.                 7.50         3/01/2014               2,068
    1,600   RailAmerica, Inc.                                 9.25         7/01/2017               1,752
                                                                                               ---------
                                                                                                   3,820
                                                                                               ---------
            INDUSTRIAL CONGLOMERATES (1.0%)
   15,000   Textron Financial Corp.(b)                        6.00         2/15/2067              12,075
                                                                                               ---------
            INDUSTRIAL MACHINERY (0.0%)
      500   Mueller Water Products, Inc.                      7.38         6/01/2017                 459
                                                                                               ---------
            MARINE (0.2%)
    1,000   General Maritime Corp.(b)                        12.00        11/15/2017               1,058
    1,000   Teekay Corp.                                      8.50         1/15/2020               1,055
      500   United Maritime Group LLC(b)                     11.75         6/15/2015                 499
                                                                                               ---------
                                                                                                   2,612
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            OFFICE SERVICES & SUPPLIES (0.3%)
$   1,000   ACCO Brands Corp.                                10.63%        3/15/2015           $   1,115
    1,462   West Corp.(c)                                     2.75        10/24/2013               1,389
      500   West Corp.                                        9.50        10/15/2014                 516
                                                                                               ---------
                                                                                                   3,020
                                                                                               ---------
            RAILROADS (0.3%)
    5,256   Southern Capital Corp.(b)                         5.70         6/30/2023               3,579
                                                                                               ---------
            SECURITY & ALARM SERVICES (0.2%)
    2,000   Geo Group, Inc.(b)                                7.75        10/15/2017               2,075
                                                                                               ---------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    2,000   United Rentals North America, Inc.                9.25        12/15/2019               2,120
                                                                                               ---------
            TRUCKING (0.7%)
    2,000   Avis Budget Car Rental, LLC                       7.63         5/15/2014               1,990
    2,000   Avis Budget Group, Inc.(b)                        9.63         3/15/2018               2,105
    1,971   Hertz Corp.(c)                                    1.02        12/21/2012               1,913
    2,000   Hertz Corp.                                       8.88         1/01/2014               2,070
    1,000   Western Express, Inc.(b)                         12.50         4/15/2015                 985
                                                                                               ---------
                                                                                                   9,063
                                                                                               ---------
            Total Industrials                                                                     88,716
                                                                                               ---------
            INFORMATION TECHNOLOGY (2.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    3,000   Clearwire Corp.(b)                               12.00        12/01/2015               3,150
                                                                                               ---------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    1,500   Fidelity National Information Service, Inc.(b)    7.63         7/15/2017               1,568
    1,000   Fidelity National Information Service, Inc.(b)    7.88         7/15/2020               1,050
   10,000   First Data Corp.                                  9.88         9/24/2015               8,075
    1,000   Interactive Data Corp.(b)                        10.25         8/01/2018               1,040
    7,000   SunGard Data Systems, Inc.                       10.25         8/15/2015               7,341
                                                                                               ---------
                                                                                                  19,074
                                                                                               ---------
            INTERNET SOFTWARE & SERVICES (0.1%)
    1,000   Equinix, Inc.                                     8.13         3/01/2018               1,047
                                                                                               ---------
            SEMICONDUCTORS (0.4%)
      500   Advanced Micro Devices                            8.13        12/15/2017                 525
      500   Advanced Micro Devices(b),(g)                     7.75         8/01/2020                 511
    1,000   Freescale Semiconductor, Inc.(b)                 10.13         3/15/2018               1,070
    3,000   Freescale Semiconductor, Inc.(b)                  9.25         4/15/2018               3,105
                                                                                               ---------
                                                                                                   5,211
                                                                                               ---------
             Total Information Technology                                                         28,482
                                                                                               ---------

================================================================================

28 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            MATERIALS (2.6%)
            ----------------
            COMMODITY CHEMICALS (0.5%)
$   1,000   Georgia Gulf Corp.(b)                             9.00%        1/15/2017           $   1,056
    3,000   Hexion U.S. Financial Corp.                       8.88         2/01/2018               2,902
    1,500   LBI Escrow Corp.(b)                               8.00        11/01/2017               1,579
                                                                                               ---------
                                                                                                   5,537
                                                                                               ---------
            CONSTRUCTION MATERIALS (0.0%)
      500   Headwaters, Inc.                                 11.38        11/01/2014                 511
                                                                                               ---------
            DIVERSIFIED CHEMICALS (0.3%)
    2,500   Huntsman International, LLC                       7.38         1/01/2015               2,487
    1,000   Huntsman International, LLC(b)                    8.63         3/15/2020                 984
      500   INEOS Finance plc(b)                              9.00         5/15/2015                 513
                                                                                               ---------
                                                                                                   3,984
                                                                                               ---------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    1,250   Scotts Miracle-Gro Co.                            7.25         1/15/2018               1,288
                                                                                               ---------
            METAL & GLASS CONTAINERS (0.3%)
    1,000   Crown Americas, LLC                               7.75        11/15/2015               1,055
    3,000   Graham Pack Co. LP/ GPC Capital Corp.(b)          8.25         1/01/2017               3,015
                                                                                               ---------
                                                                                                   4,070
                                                                                               ---------
            PAPER PACKAGING (0.3%)
      250   Graphic Packaging Corp.                           8.63         2/15/2012                 254
    3,000   Graphic Packaging International, Inc.             9.50         8/15/2013               3,045
                                                                                               ---------
                                                                                                   3,299
                                                                                               ---------
            PAPER PRODUCTS (0.4%)
      597   Boise Cascade, LLC                                7.13        10/15/2014                 567
    1,100   Georgia Pacific, LLC(b)                           8.25         5/01/2016               1,199
    1,000   NewPage Corp.                                    10.00         5/01/2012                 565
    2,000   Verso Paper Holdings, LLC                        11.50         7/01/2014               2,190
                                                                                               ---------
                                                                                                   4,521
                                                                                               ---------
            SPECIALTY CHEMICALS (0.3%)
    2,000   Momentive Performance Materials, Inc.             9.75        12/01/2014               2,027
    1,000   Nalco Co.                                         8.88        11/15/2013               1,030
    1,000   Tronox Worldwide, LLC(d)                          9.50        12/01/2012                 900
                                                                                               ---------
                                                                                                   3,957
                                                                                               ---------
            STEEL (0.4%)
    3,000   Edgen Murray Corp.(b)                            12.25         1/15/2015               2,527
    1,250   Metals USA, Inc.                                 11.13        12/01/2015               1,333
    1,000   Severstal Columbus, LLC(b)                       10.25         2/15/2018               1,050
                                                                                               ---------
                                                                                                   4,910
                                                                                               ---------
            Total Materials                                                                       32,077
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            TELECOMMUNICATION SERVICES (4.7%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.5%)
$   1,000   Level 3 Communications, Inc.(c)                  11.50%        3/13/2014           $   1,083
    3,000   Level 3 Financing, Inc.                           9.25        11/01/2014               2,805
    2,000   Level 3 Financing, Inc.                          10.00         2/01/2018               1,835
                                                                                               ---------
                                                                                                   5,723
                                                                                               ---------
            INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
    3,000   Cincinnati Bell, Inc.                             8.25        10/15/2017               2,978
      500   Cincinnati Bell, Inc.                             8.75         3/15/2018                 491
    2,000   Citizens Communications Co.                       7.88         1/15/2027               1,950
    3,000   Citizens Communications Co.                       9.00         8/15/2031               3,086
    3,000   GCI, Inc.                                         8.63        11/15/2019               3,068
    2,064   Hawaiian Telcom Communications, Inc.(c)           4.75         5/30/2014               1,465
    2,000   Hawaiian Telcom Communications, Inc.(d)          12.50         5/01/2015                  --
    1,000   New Communications Holdings(b)                    8.25         4/15/2017               1,075
    1,000   New Communications Holdings(b)                    8.75         4/15/2022               1,055
   12,000   Qwest Communications International, Inc.          7.50         2/15/2014              12,300
    1,000   Windstream Corp.                                  8.13         8/01/2013               1,071
    4,000   Windstream Corp.                                  7.88        11/01/2017               4,090
                                                                                               ---------
                                                                                                  32,629
                                                                                               ---------
            WIRELESS TELECOMMUNICATION SERVICES (1.6%)
    1,964   MetroPCS Communications, Inc.(c)                  2.63         2/20/2014               1,916
    1,000   MetroPCS Communications, Inc.                     9.25        11/01/2014               1,044
    3,000   Nextel Communications, Inc.                       6.88        10/31/2013               2,996
    4,000   Nextel Communications, Inc.                       5.95         3/15/2014               3,890
    4,000   Nextel Communications, Inc.                       7.38         8/01/2015               3,980
    2,000   NII Capital Corp.                                 8.88        12/15/2019               2,120
    2,000   Sprint Capital Corp.                              6.88        11/15/2028               1,755
    2,000   Sprint Nextel Corp.                               8.38         8/15/2017               2,103
                                                                                               ---------
                                                                                                  19,804
                                                                                               ---------
            Total Telecommunication Services                                                      58,156
                                                                                               ---------
            UTILITIES (7.5%)
            ----------------
            ELECTRIC UTILITIES (2.9%)
      627   FPL Energy National Wind Portfolio, LLC(b)        6.13         3/25/2019                 614
      436   FPL Energy Wind Funding, LLC(b)                   6.88         6/27/2017                 433
    2,000   FPL Group Capital, Inc.                           7.30         9/01/2067               2,025
    3,000   Otter Tail Corp.                                  9.00        12/15/2016               3,143
    3,000   PNM Resources, Inc.                               9.25         5/15/2015               3,214
   15,630   PPL Capital Funding, Inc.                         6.70         3/30/2067              13,968
      697   Sierra Pacific Resources                          8.63         3/15/2014                 718

================================================================================

30 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   1,990   Texas Competitive Electric Holdings Co., LLC(c)   3.85%       10/10/2014           $   1,552
    2,957   Texas Competitive Electric Holdings Co., LLC(c)   3.85        10/10/2014               2,301
    5,914   Texas Competitive Electric Holdings Co., LLC(c)   3.86        10/10/2014               4,612
    5,000   Texas Competitive Electric Holdings Co., LLC     10.25        11/01/2015               3,412
                                                                                               ---------
                                                                                                  35,992
                                                                                               ---------
            GAS UTILITIES (0.9%)
   13,000   Southern Union Co.(f)                             7.20(e)     11/01/2066              11,603
                                                                                               ---------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.6%)
    2,000   AES Corp.                                         7.75         3/01/2014               2,110
    3,000   AES Corp.                                         8.00         6/01/2020               3,187
    2,000   Calpine Construction Finance Co., LP(b)           8.00         6/01/2016               2,120
    2,000   Calpine Construction Finance Co., LP(b)           7.88         7/31/2020               2,035
    3,000   Dynegy Holdings, Inc.                             7.50         6/01/2015               2,415
    2,000   Dynegy Holdings, Inc.                             8.38         5/01/2016               1,610
    3,000   Reliant Energy, Inc.                              7.63         6/15/2014               3,030
    2,000   Reliant Energy, Inc.                              7.88         6/15/2017               1,903
    1,075   Tenaska Oklahoma, LP(b)                           6.53        12/30/2014               1,072
                                                                                               ---------
                                                                                                  19,482
                                                                                               ---------
            MULTI-UTILITIES (2.1%)
    1,500   CMS Energy Corp.                                  8.75         6/15/2019               1,710
    3,000   Dominion Resources, Inc.                          6.30         9/30/2066               2,825
    6,790   Integrys Energy Group, Inc.                       6.11        12/01/2066               6,127
   13,000   Puget Sound Energy, Inc.                          6.97         6/01/2067              12,147
    3,000   Wisconsin Energy Corp.                            6.25         5/15/2067               2,771
                                                                                               ---------
                                                                                                  25,580
                                                                                               ---------
            Total Utilities                                                                       92,657
                                                                                               ---------
            Total Corporate Obligations (cost: $821,835)                                         876,272
                                                                                               ---------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.6%)
            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
      500   UPC Holding B.V.(b)                               9.88         4/15/2018                 517
                                                                                               ---------
            PUBLISHING (0.2%)
      500   Nielsen Finance, LLC                             11.50         5/01/2016                 564
    2,000   Nielsen Finance, LLC and Nielsen Finance Co.     11.63         2/01/2014               2,250
                                                                                               ---------
                                                                                                   2,814
                                                                                               ---------
            Total Consumer Discretionary                                                           3,331
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            CONSUMER STAPLES (0.8%)
            -----------------------
            PACKAGED FOODS & MEAT (0.8%)
$   5,000   Bracol Holdings Ltd.                             10.25%       10/05/2016           $   5,488
    5,000   Marfrig Overseas Ltd.                             9.50         5/04/2020               5,170
                                                                                               ---------
            Total Consumer Staples                                                                10,658
                                                                                               ---------

            ENERGY (0.5%)
            -------------
            OIL & GAS DRILLING (0.0%)
      336   Delek & Avner-Yam Tethys Ltd.(b)                  5.33         8/01/2013                 339
                                                                                               ---------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000   Expro Finance Luxembourg SCA                      8.50        12/15/2016               1,960
                                                                                               ---------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    1,000   Compton Petroleum Finance Corp.                   7.63        12/01/2013                 865
                                                                                               ---------
            OIL & GAS REFINING & MARKETING (0.1%)
    1,000   Petroplus Finance Ltd.(b)                         7.00         5/01/2017                 860
                                                                                               ---------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    2,000   Gibson Energy ULC                                11.75         5/27/2014               2,230
                                                                                               ---------
            Total Energy                                                                           6,254
                                                                                               ---------
            FINANCIALS (3.3%)
            -----------------
            DIVERSIFIED BANKS (0.9%)
      786   Groupe BPCE                                      12.50                 -(h)              885
    5,986   ING Groep N.V.                                    5.78                 -(h)            4,908
    1,500   Natixis(b)                                       10.00                 -(h)            1,433
    4,000   Royal Bank of Scotland Group plc(m)               7.64                 -(h)            2,500
    2,000   Standard Chartered plc(b)                         6.41                 -(h)            1,819
                                                                                               ---------
                                                                                                  11,545
                                                                                               ---------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
    4,000   UBS Preferred Funding Trust II                    7.25                 -(h)            3,943
    1,000   UBS Preferred Funding Trust V                     6.24                 -(h)              945
                                                                                               ---------
                                                                                                   4,888
                                                                                               ---------
            MULTI-LINE INSURANCE (1.5%)
    2,000   AXA S.A.(b)                                       6.46                 -(h)            1,600
    2,000   ING Capital Funding Trust III                     8.44                 -(h)            1,930
   12,125   Oil Insurance Ltd.(b)                             7.56                 -(h)           10,497
    2,210   ZFS Finance USA Trust I(b)                        6.15        12/15/2065               2,166
    2,000   ZFS Finance USA Trust II(b)                       6.45        12/15/2065               1,840
                                                                                               ---------
                                                                                                  18,033
                                                                                               ---------

================================================================================

32 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            PROPERTY & CASUALTY INSURANCE (0.2%)
$   3,000   Catlin Insurance Co. Ltd.(b)                      7.25%                -(h)        $   2,430
                                                                                               ---------
            REGIONAL BANKS (0.1%)
    2,000   Glitnir Banki hf, acquired 1/25/2008;
              cost $1,830(b),(d),(j)                          4.75        10/15/2010                 570
    1,000   Kaupthing Bank hf, acquired 1/25/2008;
              cost $888(b),(d),(j)                            5.75        10/04/2011                 250
                                                                                               ---------
                                                                                                     820
                                                                                               ---------
            SPECIALIZED FINANCE (0.2%)
    3,000   XL Capital Ltd.                                   6.50                 -(h)            2,310
                                                                                               ---------
            Total Financials                                                                      40,026
                                                                                               ---------

            HEALTH CARE (0.1%)
            ------------------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,000   Novasep Holding SAS(b)                            9.75        12/15/2016               1,809
                                                                                               ---------
            INDUSTRIALS (0.4%)
            ------------------
            MARINE (0.2%)
    1,000   Navios Maritime Holdings, Inc.                    9.50        12/15/2014                 987
      500   Navios Maritime Holdings, Inc.(b)                 8.88        11/01/2017                 517
    1,000   Stena AB                                          7.00        12/01/2016                 985
                                                                                               ---------
                                                                                                   2,489
                                                                                               ---------
            RAILROADS (0.2%)
    1,446   Kansas City Southern de Mexico, S.A. de C.V.(f)   9.38         5/01/2012               1,486
    1,000   Kansas City Southern de Mexico, S.A. de C.V.(b)   8.00         2/01/2018               1,065
                                                                                               ---------
                                                                                                   2,551
                                                                                               ---------
            Total Industrials                                                                      5,040
                                                                                               ---------

            INFORMATION TECHNOLOGY (0.7%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.7%)
    5,000   Intelsat Bermuda Ltd.                            11.25         6/15/2016               5,444
    3,000   Intelsat Jackson Holdings, Ltd.(c)                3.53         2/01/2014               2,808
                                                                                               ---------
                                                                                                   8,252
                                                                                               ---------
            SEMICONDUCTORS (0.0%)
      320   NXP B.V./ NXP Funding LLC                        10.00         7/15/2013                 353
                                                                                               ---------
            Total Information Technology                                                           8,605
                                                                                               ---------
            MATERIALS (2.2%)
            ----------------
            ALUMINUM (0.3%)
    2,500   Novelis, Inc.                                     7.25         2/15/2015               2,563
      500   Novelis, Inc.                                    11.50         2/15/2015                 566
                                                                                               ---------
                                                                                                   3,129
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

            COMMODITY CHEMICALS (0.1%)
$   1,000   Nova Chemicals Corp.                              8.38%       11/01/2016           $   1,025
                                                                                               ---------
            CONSTRUCTION MATERIALS (0.3%)
    4,000   Cemex Finance, LLC(b)                             9.50        12/14/2016               3,941
                                                                                               ---------
            DIVERSIFIED CHEMICALS (0.2%)
    3,000   INEOS Group Holdings plc(b)                       8.50         2/15/2016               2,498
                                                                                               ---------
            FOREST PRODUCTS (0.1%)
      701   Ainsworth Lumber Co. Ltd.(b)                     11.00         7/29/2015                 620
                                                                                               ---------
            PAPER PACKAGING (0.2%)
    3,000   JSG Funding plc                                   7.75         4/01/2015               3,045
                                                                                               ---------
            PAPER PRODUCTS (1.0%)
    3,638   Abitibi-Consolidated Co. of Canada(b)            13.75         4/01/2011               4,001
    3,000   Abitibi-Consolidated Co. of Canada(d)             6.00         6/20/2013                 405
      500   PE Paper Escrow GmbH(b)                          12.00         8/01/2014                 553
    4,250   Sappi Papier Holding AG(b)                        6.75         6/15/2012               4,248
    4,315   Sappi Papier Holding AG(b)                        7.50         6/15/2032               3,423
                                                                                               ---------
                                                                                                  12,630
                                                                                               ---------
            Total Materials                                                                       26,888
                                                                                               ---------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.3%)
    3,000   Global Crossing Ltd.(b)                          12.00         9/15/2015               3,263
                                                                                               ---------
            Total Eurodollar and Yankee Obligations
              (cost: $99,090)                                                                    105,874
                                                                                               ---------
            ASSET-BACKED SECURITIES (0.2%)
            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
    2,000   Banc of America Securities Auto Trust
              (cost: $2,000)                                  5.51         2/19/2013               2,005
                                                                                               ---------
            COMMERCIAL MORTGAGE SECURITIES (4.6%)
            FINANCIALS (4.6%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.6%)
    1,500   Banc of America Commercial Mortgage, Inc.         4.77         7/10/2043               1,221
    2,400   Banc of America Commercial Mortgage, Inc.         4.95         7/10/2043               2,027
    2,560   Banc of America Commercial Mortgage, Inc.         6.01         7/10/2044               2,156
    5,000   Banc of America Commercial Mortgage, Inc.         5.35         9/10/2047               4,605
    1,431   Banc of America Commercial Mortgage, Inc.(b)      5.64         9/10/2047               1,303

================================================================================

34 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)       SECURITY                                           RATE         MATURITY               (000)
--------------------------------------------------------------------------------------------------------

$   7,590   Banc of America Commercial Mortgage, Inc.(b)      6.14%        9/10/2047           $   6,828
    2,000   BCRR Trust(b)                                     5.86         7/17/2040               1,711
    2,000   Citigroup Commercial Mortgage Trust               6.30        12/10/2049               1,762
    3,000   Commercial Mortgage Loan Trust                    5.54         2/11/2017               2,413
    1,000   Commercial Mortgage Loan Trust                    6.22        12/10/2049                 812
    1,000   Credit Suisse First Boston Mortgage
              Securities Corp.(b)                             5.78        12/15/2035                 931
    3,213   Credit Suisse First Boston Mortgage Securities
              Corp.(b)                                        5.02         1/15/2037               2,675
    5,000   GE Capital Commercial Mortgage Corp.              5.61        12/10/2049               3,448
    1,000   GS Mortgage Securities Corp. II                   5.53         8/10/2038                 906
    2,151   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.50         1/12/2043               1,985
    3,378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.52        12/15/2044               2,589
    6,000   LB-UBS Commercial Mortgage Trust                  5.21         4/15/2030               5,135
    1,700   LB-UBS Commercial Mortgage Trust                  5.46         2/15/2040               1,471
    6,400   Merrill Lynch Mortgage Trust                      5.14         7/12/2038               5,533
    2,000   Merrill Lynch Mortgage Trust                      4.92        10/12/2041               1,765
    1,755   Morgan Stanley Capital I, Inc.                    5.15         8/13/2042               1,237
    1,445   Morgan Stanley Capital I, Inc.                    5.17         8/13/2042                 979
    4,000   Morgan Stanley Capital I, Inc.                    4.77         7/15/2056               3,415
                                                                                               ---------
                                                                                                  56,907
                                                                                               ---------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    1,168   Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $57(j)                          1.49         5/17/2040                  77
                                                                                               ---------
            Total Financials                                                                      56,984
                                                                                               ---------
            Total Commercial Mortgage Securities
              (cost: $49,944)                                                                     56,984
                                                                                               ---------
            MUNICIPAL BONDS (0.4%)
            CASINOS & GAMING (0.3%)
    2,000   Mashantucket (Western) Pequot Tribe, acquired
              10/05/2009; cost $1,410(b),(d),(j)              5.91         9/01/2021               1,228
    2,815   Seneca Nation of Indians Capital Improvements
              Auth.                                           6.75        12/01/2013               2,724
                                                                                               ---------
                                                                                                   3,952
                                                                                               ---------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      675   Erie County Tobacco Asset Securitization Corp.    6.00         6/01/2028                 582
                                                                                               ---------
            Total Municipal Bonds (cost: $4,887)                                                   4,534
                                                                                               ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------

            EQUITY SECURITIES (12.1%)
            COMMON STOCKS (1.7%)
            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.2%)
   28,222   Lear Corp. *                                                                      $    2,206
      427   MD Investors Corp. *(i)                                                                    -
                                                                                              ----------
                                                                                                   2,206
                                                                                              ----------
            BROADCASTING (0.2%)
   69,330   Charter Communications, Inc. "A" *                                                     2,531
   30,000   Sinclair Broadcast Group, Inc. "A" *                                                     181
                                                                                              ----------
                                                                                                   2,712
                                                                                              ----------
            CABLE & SATELLITE (0.1%)
   50,000   Comcast Corp. "A"                                                                        974
    6,666   Time Warner Cable, Inc.                                                                  381
                                                                                              ----------
                                                                                                   1,355
                                                                                              ----------
            DEPARTMENT STORES (0.1%)
   46,945   J.C. Penney Co., Inc.                                                                  1,156
                                                                                              ----------
            PUBLISHING (0.0%)
   32,656   American Media, Inc., acquired 2/02/2009; cost $723*(i),(j)                                -
                                                                                              ----------
            Total Consumer Discretionary                                                           7,429
                                                                                              ----------

            CONSUMER STAPLES (0.2%)
            -----------------------
            DRUG RETAIL (0.1%)
   34,608   Walgreen Co.                                                                             988
                                                                                              ----------
            TOBACCO (0.1%)
   20,171   Philip Morris International, Inc.                                                      1,029
                                                                                              ----------
            Total Consumer Staples                                                                 2,017
                                                                                              ----------
            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
   13,590   Chevron Corp.                                                                          1,036
    8,506   Royal Dutch Shell plc                                                                    471
                                                                                              ----------
                                                                                                   1,507
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
  169,107   Energy Partners Ltd. *                                                                 2,163
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.0%)
   15,000   Valero Energy Corp.                                                                      255
                                                                                              ----------
            Total Energy                                                                           3,925
                                                                                              ----------

================================================================================

36 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------

            FINANCIALS (0.0%)
            -----------------
            REITs - OFFICE (0.0%)
   10,000   MPG Office Trust, Inc. *                                                          $       31
                                                                                              ----------
            REITs - SPECIALIZED (0.0%)
   10,000   Entertainment Properties Trust                                                           418
   10,000   Strategic Hotel Capital, Inc. *                                                           46
   10,951   Sunstone Hotel Investors, Inc. *                                                         113
                                                                                              ----------
                                                                                                     577
                                                                                              ----------
            Total Financials                                                                         608
                                                                                              ----------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
   20,000   Community Health Systems, Inc. *                                                         649
                                                                                              ----------
            PHARMACEUTICALS (0.1%)
   29,000   Eli Lilly and Co.                                                                      1,032
   10,000   Merck & Co., Inc.                                                                        345
                                                                                              ----------
                                                                                                   1,377
                                                                                              ----------
            Total Health Care                                                                      2,026
                                                                                              ----------
            INDUSTRIALS (0.2%)
            ------------------
            BUILDING PRODUCTS (0.1%)
   20,000   Masco Corp.                                                                              206
   32,962   Nortek, Inc. *                                                                         1,351
      596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                                -
                                                                                              ----------
                                                                                                   1,557
                                                                                              ----------
            COMMERCIAL PRINTING (0.1%)
    8,536   Quad Graphics, Inc. *                                                                    363
                                                                                              ----------
            Total Industrials                                                                      1,920
                                                                                              ----------

            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            SYSTEMS SOFTWARE (0.1%)
   38,262   Microsoft Corp.                                                                          987
                                                                                              ----------
            MATERIALS (0.1%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   60,988   LyondellBasell Industries *                                                            1,098
                                                                                              ----------
            FOREST PRODUCTS (0.0%)
  195,497   Ainsworth Lumber Co. Ltd. *                                                              536
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                                                            VALUE
SHARES        SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------

              STEEL (0.0%)
   20,000     Worthington Industries, Inc.                                                    $      287
                                                                                              ----------
              Total Materials                                                                      1,921
                                                                                              ----------
              UTILITIES (0.0%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
   10,000     Progress Energy, Inc.                                                                 421
                                                                                              ----------
              Total Common Stocks (cost: $23,781)                                                21,254
                                                                                              ----------
              PREFERRED SECURITIES (2.3%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
  120,000     Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(b)                                                           9,791
                                                                                              ----------
              FINANCIALS (1.2%)
              -----------------
              DIVERSIFIED BANKS (0.6%)
   40,000     Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                      1,014
    8,000     US Bancorp, 7.19%, perpetual                                                         6,280
                                                                                              ----------
                                                                                                   7,294
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.2%)
  120,000     Delphi Financial Group, Inc., 7.38%, perpetual                                       2,429
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
$   2,000     Security Capital Assurance Ltd., 6.88%, perpetual(i)                                     -
                                                                                              ----------
              REINSURANCE (0.1%)
    3,000     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                acquired 1/23/2007 - 3/02/2007; cost $3,109 *(j)                                   1,050
$   1,000     Swiss Re Capital I LP, 6.85%, perpetual(b)                                             872
                                                                                              ----------
                                                                                                   1,922
                                                                                              ----------
              REITs - OFFICE (0.1%)
   20,000     MPG Office Trust, Inc., 7.63%, perpetual                                               239
   20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative
                redeemable, perpetual                                                                480
                                                                                              ----------
                                                                                                     719
                                                                                              ----------

================================================================================

38 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------

            REITs - RETAIL (0.0%)
   20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                    $      503
                                                                                              ----------
            REITs - SPECIALIZED (0.2%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                 1,422
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                               503
                                                                                              ----------
                                                                                                   1,925
                                                                                              ----------
            Total Financials                                                                      14,792
                                                                                              ----------
            GOVERNMENT (0.0%)
            -----------------
   15,000   Fannie Mae, 8.25%, perpetual *                                                             6
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000   Centaur Funding Corp., 9.08%(b)                                                        2,120
   30,000   Crown Castle International Corp., 6.25%, cumulative
              redeemable, perpetual(a)                                                             1,744
                                                                                              ----------
            Total Telecommunication Services                                                       3,864
                                                                                              ----------
            Total Preferred Securities (cost: $33,619)                                            28,453
                                                                                              ----------

            EXCHANGE-TRADED FUNDS (8.1%)
  714,837   iShares iBoxx High Yield Corporate Bond Fund                                          63,349
  931,187   SPDR Barclays Capital High Yield Bond Fund                                            36,717
                                                                                              ----------
            Total Exchange-Traded Funds (cost: $98,174)                                          100,066
                                                                                              ----------
            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            BROADCASTING (0.0%)
    5,016   Charter Communications Inc. "A" *                                                         39
      250   Ono Finance plc, acquired 7/16/2001-1/24/2002; cost $0*(b),(i),(j)                         -
                                                                                              ----------
                                                                                                      39
                                                                                              ----------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(i)                                                      -
                                                                                              ----------
            Total Consumer Discretionary                                                              39
                                                                                              ----------
            Total Warrants (cost: $27)                                                                39
                                                                                              ----------
            Total Equity Securities (cost: $155,601)                                             149,812
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                       COUPON                               VALUE
SHARES        SECURITY                                          RATE          MATURITY             (000)
--------------------------------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS (2.8%)

              COMMERCIAL PAPER (2.8%)

              MATERIALS (1.1%)
              ----------------
              PAPER PACKAGING (1.1%)
$  14,219     Sonoco Products Co.                               0.33%        8/02/2010        $   14,219
                                                                                              ----------
              UTILITIES (1.7%)
              ----------------
              GAS UTILITIES (1.7%)
    4,643     AGL Capital Corp.(b),(l)                          0.31         8/02/2010             4,643
   15,867     AGL Capital Corp.(b),(l)                          0.30         8/03/2010            15,866
                                                                                              ----------
              Total Utilities                                                                     20,509
                                                                                              ----------
              Total Commercial Paper                                                              34,728
                                                                                              ----------
              MONEY MARKET FUNDS (0.0%)
   46,202     State Street Institutional Liquid Reserve Fund, 0.27%(k)                                46
                                                                                              ----------
              Total Money Market Instruments (cost: $34,775)                                      34,774
                                                                                              ----------
              TOTAL INVESTMENTS (COST: $1,168,132)                                            $1,230,255
                                                                                              ==========

================================================================================

40 | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------

Bonds:
  Corporate Obligations                    $      -          $  876,272             $-      $  876,272
  Eurodollar And Yankee Obligations               -             105,874              -         105,874
  Asset-Backed Securities                         -               2,005              -           2,005
  Commercial Mortgage Securities                  -              56,984              -          56,984
  Municipal Bonds                                 -               4,534              -           4,534

Equity Securities:
  Common Stocks                              21,254                   -              -          21,254
  Preferred Securities                            -              28,453              -          28,453
  Exchange-Traded Funds                     100,066                   -              -         100,066
  Warrants                                       39                   -              -              39

Money Market Instruments:
  Commercial Paper                                -              34,728              -          34,728
  Money Market Funds                             46                   -              -              46
------------------------------------------------------------------------------------------------------
Total                                      $121,405          $1,108,850             $-      $1,230,255
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

------------------------------------------------------------------------------------------------------
                                                              CORPORATE                   ASSET-BACKED
($ IN 000s)                                                 OBLIGATIONS                     SECURITIES
------------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                     $ 2,582                       $  1,007
Net realized gain (loss)                                           (117)                            96
Change in net unrealized appreciation/depreciation                  998                             (7)
Net purchases (sales)                                            (3,467)                        (1,096)
Transfers in and/or out of Level 3                                    4                              -
------------------------------------------------------------------------------------------------------
Balance as of July 31, 2010                                     $     -                       $      -
------------------------------------------------------------------------------------------------------

For the period of February 1, 2010* through July 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

*  The accounting standard requiring this disclosure was effective for fiscal years and interim periods beginning after December 15, 2009.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. Investments in foreign securities were 10.1% of net assets at July 31,
   2010. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.
   This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks or bonds designed to closely track a specific market index. iShares funds are traded on securities exchanges.

   REIT    Real estate investment trust

   SPDR    Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks or bonds designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

o  SPECIFIC NOTES

   (a) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

   (b) Restricted security that is not registered under the Securities Act of
       1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
       144A, and as such has been deemed liquid by USAA Investment Management
       Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Senior loan (loan) -- is not registered under the Securities Act of
       1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Currently the issuer is in default with respect to interest and/or principal payments.

   (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
       July 31, 2010.

   (f) At July 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (g) At July 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $6,578,000, which included when-issued securities of $5,474,000.

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (i) Security was fair valued at July 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2010, was $3,175,000, which represented 0.3% of the Fund's net assets.

   (k) Rate represents the money market fund annualized seven-day yield at July
       31, 2010.

   (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of
       1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of
       Trustees, unless otherwise noted as illiquid.

   (m) Security is currently trading without accrued interest.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,168,132)             $1,230,255
   Cash                                                                            23,078
   Receivables:
      Capital shares sold                                                           1,831
      Dividends and interest                                                       21,582
      Securities sold                                                              10,641
                                                                               ----------
         Total assets                                                           1,287,387
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         51,138
      Capital shares redeemed                                                         458
   Accrued management fees                                                            521
   Accrued transfer agent's fees                                                       99
   Other accrued expenses and payables                                                128
                                                                               ----------
         Total liabilities                                                         52,344
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,235,043
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,219,644
   Accumulated undistributed net investment income                                  1,767
   Accumulated net realized loss on investments                                   (48,491)
   Net unrealized appreciation of investments                                      62,123
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,235,043
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,139,425/140,939 shares outstanding)        $     8.08
                                                                               ==========
      Institutional Shares (net assets of $95,618/11,833 shares outstanding)   $     8.08
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  9,464
   Interest                                                               95,543
                                                                        --------
         Total income                                                    105,007
                                                                        --------
EXPENSES
   Management fees                                                         6,032
   Administration and servicing fees:
      Fund Shares                                                          1,576
      Institutional Shares                                                    36
   Transfer agent's fees:
      Fund Shares                                                          1,932
      Institutional Shares                                                    36
   Custody and accounting fees:
      Fund Shares                                                            211
      Institutional Shares                                                    15
   Postage:
      Fund Shares                                                             70
   Shareholder reporting fees:
      Fund Shares                                                             56
   Trustees' fees                                                             10
   Registration fees:
      Fund Shares                                                             61
      Institutional Shares                                                     2
   Professional fees                                                         113
   Other                                                                      22
                                                                        --------
         Total expenses                                                   10,172
   Transfer agent's fees reimbursed (Note 7D):
      Fund Shares                                                           (124)
                                                                        --------
           Net expenses                                                   10,048
                                                                        --------
NET INVESTMENT INCOME                                                     94,959
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                             (193)
      Affiliated transactions (Note 9)                                     9,596
   Change in net unrealized appreciation/depreciation                    141,119
                                                                        --------
           Net realized and unrealized gain                              150,522
                                                                        --------
   Increase in net assets resulting from operations                     $245,481
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                  2010           2009
-------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment income                                      $   94,959    $ 62,802
    Net realized gain (loss) on investments                         9,403     (53,220)
    Change in net unrealized appreciation/depreciation of
       investments                                                141,119       8,098
                                                               ----------------------
       Increase in net assets resulting from operations           245,481      17,680
                                                               ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Fund Shares                                                (87,575)    (60,857)
       Institutional Shares*                                       (6,311)     (2,034)
                                                               ----------------------
       Distributions to shareholders                              (93,886)    (62,891)
                                                               ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
    Fund Shares                                                   160,549     180,814
    Institutional Shares*                                          38,329      43,542
                                                               ----------------------
       Total net increase in net assets from
         capital share transactions                               198,878     224,356
                                                               ----------------------
    Net increase in net assets                                    350,473     179,145

NET ASSETS
    Beginning of year                                             884,570     705,425
                                                               ----------------------
    End of year                                                $1,235,043    $884,570
                                                               ======================
Accumulated undistributed net investment income:
    End of year                                                $    1,767    $    529
                                                               ======================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA High-Yield
Opportunities Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares (Fund
Shares) and High-Yield Opportunities Fund Institutional Shares (Institutional
Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5.  Repurchase agreements are valued at cost, which approximates market value.

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices
   (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities, all long-term debt

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   securities, and commercial paper, which are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were
   $17,053,000; which included when-issued securities of $15,934,000. Also, included in these amounts is $10,509,000, for securities which were sold prior to July 31, 2010.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July
   31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, over
   80% of its net assets were invested in non-investment-grade (high-yield)
   securities at July 31, 2010. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies
   (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market.
   Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2010, the Fund paid CAPCO facility fees of $5,000, which represents 2.5% of the total fees paid to CAPCO by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for income on defaulted bonds resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $165,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2010, and 2009, was as follows:

                                               2010                 2009
                                           ---------------------------------

Ordinary income*                           $93,886,000           $62,891,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $  1,635,000
Undistributed capital and other losses                               (46,845,000)
Unrealized appreciation of investments                                60,344,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2010, the Fund had current post-October capital loss of $3,548,000 and capital loss carryovers of
$43,298,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                          CAPITAL LOSS CARRYOVERS
                  ----------------------------------------
                     EXPIRES                     BALANCE
                  -------------                -----------

                     2017                      $20,609,000

                     2018                       22,689,000
                                               -----------
                                        Total  $43,298,000
                                               ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July
31, 2010, the Fund did not incur any income tax, interest, or penalties. As of
July 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2010, were $842,502,000 and
$670,244,000, respectively.

As of July 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $1,169,911,000.

Gross unrealized appreciation and depreciation of investments as of July 31,
2010, for federal income tax purposes, were $103,049,000 and $42,705,000, respectively, resulting in net unrealized appreciation of $60,344,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

default in securities-lending transactions. The Fund had no securities-lending transactions during the year ended July 31, 2010.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                         YEAR ENDED             YEAR ENDED
                                         7/31/2010              7/31/2009
-------------------------------------------------------------------------------
                                     SHARES     AMOUNT      SHARES     AMOUNT
                                   --------------------------------------------

FUND SHARES:
Shares sold                          84,900    $ 664,106    54,026    $ 335,909
Shares issued from reinvested
 dividends                           10,450       81,329     9,161       55,878
Shares redeemed                     (74,587)    (584,886)  (34,822)    (210,973)
                                   --------------------------------------------
Net increase from capital share
 transactions                        20,763    $ 160,549    28,365    $ 180,814
                                   ============================================
INSTITUTIONAL SHARES
 (INITIATED ON AUGUST 1, 2008):
Shares sold                           7,191    $  56,171     7,223    $  44,929
Shares issued from reinvested
 dividends                              808        6,311       333        2,034
Shares redeemed                      (3,145)     (24,153)     (578)      (3,421)
                                   --------------------------------------------
Net increase from capital share
 transactions                         4,854    $  38,329     6,978    $  43,542
                                   ============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
   High Current Yield Bond Funds Index over the performance period. The Lipper
   High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1,
   2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
---------------------------------------------------------------------------

+/- 0.20% to 0.50%               +/- 0.04%

+/- 0.51% to 1.00%               +/- 0.05%

+/- 1.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $6,032,000, which included

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   a performance adjustment for the Fund Shares and Institutional Shares of
   $414,000 and $1,000, respectively. For the Fund Shares and Institutional
   Shares, the performance adjustments were 0.04% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,576,000 and $36,000, respectively.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2010, the Fund reimbursed the
   Manager $42,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of Institutional shares to 0.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

   For the year ended July 31, 2010, the Fund did not incur any reimbursable expenses from the Manager for the Institutional Shares.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   provides transfer agent services to the Fund. Transfer agent's fees for Fund
   Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the
   Institutional Shares' average net assets, plus out of pocket expenses. For the year ended July 31, 2010, the Fund Shares and Institutional Shares
   incurred transfer agent's fees, paid or payable to SAS, of $1,932,000 and
   $36,000, respectively.

   For the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. Additionally, the Fund Shares recorded a capital contribution from
   SAS of less than $500 at July 31, 2010, for adjustments related to corrections to certain shareholder transactions.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------

USAA Target Retirement 2020 Fund                                        2.1

USAA Target Retirement 2030 Fund                                        3.0

USAA Target Retirement 2040 Fund                                        2.7

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

62  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                          COST TO           NET REALIZED
SELLER                       PURCHASER                   PURCHASER     GAIN (LOSS) TO SELLER
--------------------------------------------------------------------------------------------

USAA High-Yield           USAA Short-Term
 Opportunities Fund        Bond Fund                     $48,654,000      $4,847,000

USAA High-Yield           USAA Intermediate-Term
 Opportunities Fund        Bond Fund                      30,350,000       4,673,000

USAA High-Yield           USAA Income Fund
 Opportunities Fund                                        3,030,000          76,000

USAA Short-Term           USAA High-Yield
 Bond Fund                 Opportunities Fund              1,530,000        (447,000)

USAA Balanced             USAA High-Yield
 Strategy Fund             Opportunities Fund                798,000        (228,000)

(10) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements other than noted below.

Effective August 1, 2010, the Fund will offer a new class of shares, Adviser
Shares, which are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED JULY 31,
                                                    ------------------------------------------------------------------
                                                        2010           2009        2008          2007          2006
                                                    ------------------------------------------------------------------

Net asset value at
 beginning of period                                $     6.96       $   7.68     $   8.64     $    8.58        $   8.79
                                                    --------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                                     .66            .62          .63           .61             .60
 Net realized and
   unrealized gain (loss)                                 1.11           (.72)        (.96)(b)       .06            (.21)
                                                    --------------------------------------------------------------------
Total from investment operations                          1.77           (.10)        (.33)          .67             .39
                                                    --------------------------------------------------------------------
Less distributions from:
 Net investment income                                    (.65)          (.62)        (.62)         (.61)           (.60)
 Realized capital gains                                      -              -         (.01)            -               -
                                                    --------------------------------------------------------------------
Total distributions                                       (.65)          (.62)        (.63)         (.61)           (.60)
                                                    --------------------------------------------------------------------
Net asset value at
 end of period                                      $     8.08       $   6.96     $   7.68     $    8.64        $   8.58
                                                    ====================================================================
Total return (%)*                                        26.15(e)         .29        (4.03)(b)      7.87(a)         4.59
Net assets at
 end of period (000)                                $1,139,425       $836,042     $705,425      $642,742        $453,259
Ratios to average net assets:**
 Expenses (%)(d)                                           .92(e)         .99(c)       .90(c)        .94(a),(c)      .95(c)
 Expenses, excluding
   reimbursements (%)(d)                                   .92(e)        1.02          .94           .94(a)          .95
 Net investment income (%)                                8.43           9.98         7.61          6.95            7.04
Portfolio turnover (%)                                      62(f)          46(f)        26            38              35

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2010, average net assets were $1,051,654,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares
    $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.
(c) Effective April 13, 2007 through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund
    Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) During the year ended July 31, 2010, SAS reimbursed the Fund Shares
    $124,000 for corrections in fees paid for the administration and servicing of certain accounts.The effect of this reimbursement on the Fund's Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(f) Reflects increased trading activity due to market volatility.

================================================================================

64  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED         PERIOD ENDED
                                                         JULY 31,            JULY 31,
                                                           2010              2009***
                                                        -------------------------------

Net asset value at beginning of period                  $  6.95             $  7.68
                                                        ---------------------------
Income (loss) from investment operations:
 Net investment income                                      .68                 .65(a)
 Net realized and unrealized gain (loss)                   1.12                (.74)(a)
                                                        ---------------------------
Total from investment operations                           1.80                (.09)(a)
                                                        ---------------------------
Less distributions from:
 Net investment income                                     (.67)               (.64)
                                                        ---------------------------
Net asset value at end of period                        $  8.08             $  6.95
                                                        ===========================
Total return (%)*                                         26.68                 .51
Net assets at end of period (000)                       $95,618             $48,528
Ratios to average net assets:**
 Expenses (%)(b)                                            .63                 .64(c)
 Net investment income (%)                                 8.65               10.55(c)
Portfolio turnover (%)                                       62                  46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2010, average net assets were $73,027,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

July 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2010, through
July 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

66  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2010 -
                                      FEBRUARY 1, 2010        JULY 31, 2010           JULY 31, 2010
                                      ----------------------------------------------------------------

FUND SHARES
Actual                                    $1,000.00             $1,064.90                   $4.71

Hypothetical
 (5% return before expenses)               1,000.00              1,020.23                    4.61

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,066.50                    3.33

Hypothetical
 (5% return before expenses)               1,000.00              1,021.57                    3.26

* Expenses are equal to the annualized expense ratio of 0.92% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.49% for Fund Shares and 6.65% for Institutional Shares for
  the six-month period of February 1, 2010, through July 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

ADVISORY AGREEMENT

July 31, 2010

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the
Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the
Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

68  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one.
In this regard, the Board's and its committees' consideration of the Advisory
Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered

================================================================================

                                                        ADVISORY AGREEMENT |  69

================================================================================

the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the
Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the
Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the advisory fees and total expense ratios of the
Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted
that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates.

================================================================================

70  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The
Board also noted that the Fund's percentile performance ranking was in the top
25% of its performance universe for the one-year period ended December 31, 2009 and in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2009.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the
Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the
Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled

================================================================================

                                                        ADVISORY AGREEMENT |  71

================================================================================

to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of each class's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the
Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the
Fund and its shareholders.

================================================================================

72  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of July 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief
Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA
Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09);
President, Financial Advice and Solutions Group (FASG) USAA (9/09-present);
President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA
Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

74  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Business at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
      1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds,
      P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
      Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

76  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present);
Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA
(10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08);
Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel,
Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the
Officer positions of Vice President and Secretary of IMCO and SAS and Vice
President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA
(11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and
USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA
(2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief
Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

78  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40052-0910                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended July 31,  2010 and 2009 were
$359,418 and $437,445, respectively.

 (b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended July 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

 (c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended July 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended July 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for July 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    September 30, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    September 30, 2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    September 30, 2010
         ------------------------------